UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       June 30, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT


                           JUNE 30, 2005








                           DAVIS VALUE PORTFOLIO
                           DAVIS FINANCIAL PORTFOLIO
                           DAVIS REAL ESTATE PORTFOLIO
                           (PORTFOLIOS OF DAVIS VARIABLE ACCOUNT FUND, INC.)












[LOGO OMITTED]

DAVIS
FUNDS

OVER 35 YEARS OF RELIABLE INVESTING*

                                TABLE OF CONTENTS


Management's Discussion and Analysis:
         Davis Value Portfolio.................................................2
         Davis Financial Portfolio.............................................3
         Davis Real Estate Portfolio...........................................4

Fund Overview:
         Davis Value Portfolio.................................................7
         Davis Financial Portfolio.............................................8
         Davis Real Estate Portfolio...........................................9

Expense Example...............................................................10

Schedule of Investments:
         Davis Value Portfolio................................................12
         Davis Financial Portfolio............................................16
         Davis Real Estate Portfolio..........................................18

Statements of Assets and Liabilities..........................................21

Statements of Operations......................................................22

Statements of Changes in Net Assets...........................................23

Notes to Financial Statements.................................................25

Financial Highlights:
         Davis Value Portfolio................................................30
         Davis Financial Portfolio............................................31
         Davis Real Estate Portfolio..........................................32

Fund Information..............................................................33

Director Approval of Advisory Agreements......................................34

Directors and Officers........................................................37

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio returned 1.27% for the six-month period ended June 30, 2005(2), compared to its benchmark, the Standard & Poor's 500(R) Index(1), which declined by 0.81%.

Energy companies were the most important contributors(3) to the Portfolio's performance over the six-month period. Energy companies were also the strongest performing sector of the S&P 500(R) Index. The Portfolio benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Portfolio owned out-performed the average energy company included in the Index. All of the Portfolio's energy companies performed well, with EOG Resources(4), ConocoPhillips, Occidental Petroleum, and Devon Energy, all among the Portfolio's top contributors to performance for the six-month period.

Industrial companies were the most important detractors from the Portfolio's performance over the six-month period. Tyco International was among the top detractors from performance.

The Portfolio's largest industry group holdings were in insurance companies. Insurance companies turned in a mixed performance over the six-month period, with Progressive and Loews among the top contributors to performance, and American International Group and Berkshire Hathaway among the Portfolio's top detractors from performance.

The Portfolio also held significant investments in diversified financial companies. Overall, the Portfolio's diversified financial companies detracted from performance over the six-month period. American Express and JPMorgan Chase were both among the top detractors from performance.

Individual companies making important contributions to the Portfolio's performance over the period included HCA, a health care equipment and services company; Altria Group, a food, beverage, and tobacco company; and H&R Block, a consumer services company.

Individual companies detracting from performance over the period included Comcast, a media company; and Lexmark International, a technology hardware and equipment company.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 11% of its portfolio invested in foreign companies. As a group, the foreign companies owned by the Portfolio slightly under-performed the S&P 500(R) Index over the six-month period.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio declined by 2.65% for the six-month period ended June 30, 2005(2), compared to its benchmark, the Standard & Poor's 500(R) Index(1), which declined by 0.81%. Financial sector companies as a group under-performed the S&P 500(R) Index over the six-month period. The Portfolio's insurance, diversified financial, and banking companies all reflected this difficult market for financial companies.

The Portfolio's largest holdings were in insurance companies. Over the six-month period insurance companies as a whole were the largest detractors(3) from the Portfolio's performance. While Progressive(4), Loews, and Everest Re Group were among the top contributors to the Portfolio's performance, this was offset by Transatlantic Holdings, American International Group, Markel, Cincinnati Financial, Berkshire Hathaway, and FPIC Insurance Group, which were all among the top detractors from the Portfolio's performance.

The Portfolio's diversified financial holdings also under-performed the S&P 500(R) Index. Julius Baer, Moody's, and Providian were among the top contributors to performance. American Express and JPMorgan Chase were among the top detractors from performance. The Portfolio no longer owns Julius Baer or Providian.

The Portfolio's bank holdings slightly out-performed the S&P 500(R) Index. Golden West Financial was among the top contributors to performance. Fifth Third Bancorp was among the top detractors from the Portfolio's performance over the six-month period. The Portfolio no longer owns Fifth Third Bancorp.

Among the Portfolio's non-financial holdings, H&R Block and Altria Group were among the top contributors to performance, while Tyco International was among the top detractors from performance over the six-month period.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 3.96% for the six-month period ended June 30, 2005(2), compared with a return of 6.79% for the Dow Jones Wilshire Real Estate Securities Index(1).

The sector contributing(3) the most to the Portfolio's six-month performance was office property REITs. The Portfolio had more invested in office property REITs than in any other sector. The specific office property REITs that the Portfolio owned did not perform as well as the office property REITs included in the Dow Jones Wilshire Real Estate Securities Index, which reduced performance relative to the Index. Kilroy Realty(4), SL Green Realty, and CarrAmerica Realty, were each among the top contributors to the Portfolio's performance. Parkway Properties and Arden Realty were both among the top detractors from performance. The Portfolio no longer owns Parkway Properties.

The sector detracting the most from the Portfolio's six-month performance was warehouse and industrial REITs. Catellus Development was among the top contributors to performance. Centerpoint Properties and Prologis were both among the top detractors from performance.

Regional mall REITs turned in a strong six-month performance. While this sector represents a large portion of the Index, the Portfolio invested a smaller portion of its assets in this sector. Among the Portfolio's regional mall REITs, General Growth Properties was among the top contributors to the Portfolio's performance and Mills Corp. was among the top detractors from the Portfolio's performance.

Diversified REITs represented a significant proportion of Portfolio assets. These companies turned in mixed performance. Capital Automotive and Vornado Realty Trust were both among the top contributors to performance, while Duke Realty and iStar Financial were both among the top detractors from performance.

Individual companies making important contributions to the Portfolio's six-month performance included Forest City, a real estate operations and development company; and Gramercy Capital, a mortgage REIT. Individual companies detracting from the Portfolio's six-month performance included Plum Creek Timber, a forestry REIT; and Starwood Hotels & Resorts, a hotels & lodging company. The Portfolio no longer owns Plum Creek Timber or Starwood Hotels & Resorts.


------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2005.


---------------------------------------------------------------------------------------
                                                                        INCEPTION
PORTFOLIO NAME                        1-YEAR           5-YEAR         (July 1, 1999)
---------------------------------------------------------------------------------------
Davis Value Portfolio                  8.92%             2.50%             3.69%
---------------------------------------------------------------------------------------
Davis Financial Portfolio              4.18%             5.13%             4.28%
---------------------------------------------------------------------------------------
Davis Real Estate Portfolio           30.12%            18.34%            15.15%
---------------------------------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS VALUE PORTFOLIO
At June 30, 2005 (Unaudited)
================================================================================

                              [2 PIECHARTS OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
Short Term Investments, Convertible Bond, Other Assets & Liabilities    0.8%
Common Stocks                                                          99.2%



                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

Banks                                                                  11.3%
Materials                                                               4.5%
Technology                                                              4.2%
Capital Goods                                                           4.0%
Health Care                                                             4.2%
Food & Staples Retailing                                                3.6%
Insurance                                                              17.8%
Diversified Financials                                                 16.2%
Energy                                                                 11.0%
Food, Beverage and Tobacco                                              8.3%
Media                                                                   5.5%
Other                                                                   9.4%


TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Consumer Finance                                   5.92%
Altria Group, Inc.                                Food, Beverage, & Tobacco                          5.03%
Berkshire Hathaway Inc., Class A                  Property & Casualty Insurance                      4.58%
American International Group, Inc.                Multi-Line Insurance                               4.53%
Tyco International Ltd.                           Capital Goods                                      3.97%
JPMorgan Chase & Co.                              Diversified Financial Services                     3.65%
HSBC Holdings PLC                                 Commercial Banks                                   3.37%
Comcast Corp., Special Class A                    Media                                              3.27%
Progressive Corp. (Ohio)                          Property & Casualty Insurance                      3.20%
Golden West Financial Corp.                       Thrifts & Mortgage Finance                         3.17%

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS FINANCIAL PORTFOLIO
At June 30, 2005 (Unaudited)
================================================================================

                              [2 PIECHARTS OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
Short Term Investments, Other Assets & Liabilities                      7.5%
Common Stocks                                                          92.5%



                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

Banks                                                                  15.5%
Materials                                                               2.1%
Capital Goods                                                           5.0%
Insurance                                                              42.6%
Food, Beverage and Tobacco                                              2.6%
Diversified Financials                                                 26.5%
Consumer Services                                                       3.0%
Commercial Services & Supplies                                          2.7%


TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Consumer Finance                                  10.81%
Transatlantic Holdings, Inc.                      Reinsurance                                        8.83%
Moody's Corp.                                     Diversified Financial Services                     5.41%
American International Group, Inc.                Multi-Line Insurance                               5.32%
Golden West Financial Corp.                       Thrifts & Mortgage Finance                         5.31%
Wells Fargo & Co.                                 Commercial Banks                                   4.90%
Citigroup Inc.                                    Diversified Financial Services                     4.87%
Tyco International Ltd.                           Capital Goods                                      4.63%
Cincinnati Financial Corp.                        Property & Casualty Insurance                      4.57%
Loews Corp.                                       Multi-Line Insurance                               4.37%

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS REAL ESTATE PORTFOLIO
At June 30, 2005 (Unaudited)
================================================================================

                              [2 PIECHARTS OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
Short Term Investments, Preferred Stocks, Other Assets & Liabilities    5.5%
Common Stocks                                                          94.5%



                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

Real Estate Operations/Development                                      8.1%
Regional Mall REITS                                                     8.7%
Warehouse & Industrial REITS                                           13.5%
Mortgage REITS                                                          1.7%
Shopping Center REITS                                                  13.2%
Office Property REITS                                                  25.8%
Residential/Commercial Building                                         1.1%
Diversified REITS                                                      15.1%
Apartment REITS                                                        10.8%
Health Care REITS                                                       2.0%

TOP 10 HOLDINGS
STOCK                                                SECTOR                            % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Warehouse & Industrial REITS                    6.38%
SL Green Realty Corp.                                Office Property REITS                           4.20%
Forest City Enterprises, Inc., Class A               Real Estate Operations/Development              3.86%
Vornado Realty Trust                                 Diversified REITS                               3.81%
ProLogis                                             Warehouse & Industrial REITS                    3.73%
General Growth Properties, Inc.                      Regional Mall REITS                             3.68%
Capital Automotive REIT                              Diversified REITS                               3.67%
Developers Diversified Realty Corp.                  Shopping Center REITS                           3.61%
Alexandria Real Estate Equities, Inc.                Office Property REITS                           3.40%
Cousins Properties, Inc.                             Diversified REITS                               3.18%

DAVIS VARIABLE ACCOUNT FUND, INC.
EXPENSE EXAMPLE (Unaudited)
================================================================================

                                                 BEGINNING             ENDING               EXPENSES PAID
                                               ACCOUNT VALUE        ACCOUNT VALUE          DURING PERIOD*
                                                (01/01/05)           (06/30/05)          (01/01/05-06/30/05)
                                                ----------           ----------          -------------------
DAVIS VALUE PORTFOLIO
  Actual......................................   $1,000.00            $1,012.74                 $4.04
  Hypothetical................................   $1,000.00            $1,020.78                 $4.06
DAVIS FINANCIAL PORTFOLIO
  Actual......................................   $1,000.00            $ 973.48                  $4.16
  Hypothetical................................   $1,000.00            $1,020.58                 $4.26
DAVIS REAL ESTATE PORTFOLIO
  Actual......................................   $1,000.00            $1,039.59                 $4.40
  Hypothetical................................   $1,000.00            $1,020.48                 $4.36

Hypothetical assumes 5% annual return before expenses.


*Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the "Expense Example". The annualized expense ratios for the six-month period ended June 30, 2005 are as follows:


                                                              ANNUALIZED
                                                                EXPENSE
                                                                 RATIO
                                                                 -----
Davis Value Portfolio.....................................       0.81%
Davis Financial Portfolio.................................       0.85%
Davis Real Estate Portfolio...............................       0.87%

DAVIS VARIABLE ACCOUNT FUND, INC.
EXPENSE EXAMPLE (Unaudited) - Continued
================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH FUND.

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 01/01/05 to 6/30/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (99.17%)
   AUTOMOBILES & COMPONENTS - (0.69%)
        92,700    Harley-Davidson, Inc. .......................................................  $   4,597,920
                                                                                                 -------------
   AUTOMOTIVE RETAIL - (0.76%)
        54,500    AutoZone, Inc.*..............................................................      5,039,070
                                                                                                 -------------
   CAPITAL GOODS - (3.97%)
       905,958    Tyco International Ltd. .....................................................     26,453,974
                                                                                                 -------------
   CAPITAL MARKETS - (0.97%)
        96,600    Morgan Stanley...............................................................      5,068,602
        28,100    State Street Corp. ..........................................................      1,355,825
                                                                                                 -------------
                                                                                                     6,424,427
                                                                                                 -------------
   COMMERCIAL BANKS - (8.09%)
       161,000    Fifth Third Bancorp..........................................................      6,629,175
     1,406,940    HSBC Holdings PLC............................................................     22,435,254
       161,700    Lloyds TSB Group PLC, ADR....................................................      5,505,885
       312,800    Wells Fargo & Co. ...........................................................     19,262,224
                                                                                                 -------------
                                                                                                    53,832,538
                                                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES - (1.30%)
        94,400    D&B Corp.*...................................................................      5,819,760
       986,400    Rentokil Initial PLC.........................................................      2,823,315
                                                                                                 -------------
                                                                                                     8,643,075
                                                                                                 -------------
   CONSUMER DURABLES & APPAREL - (0.17%)
        22,000    Hunter Douglas NV............................................................      1,100,341
                                                                                                 -------------
   CONSUMER FINANCE - (7.00%)
       740,200    American Express Co. ........................................................     39,400,846
       127,300    Providian Financial Corp.*...................................................      2,244,299
        73,100    Takefuji Corp. ..............................................................      4,943,197
                                                                                                 -------------
                                                                                                    46,588,342
                                                                                                 -------------
   CONSUMER SERVICES - (2.01%)
       229,000    H&R Block, Inc. .............................................................     13,362,150
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (8.16%)
       402,833    Citigroup Inc. ..............................................................     18,622,970
       687,648    JPMorgan Chase & Co. ........................................................     24,287,727
       200,200    Moody's Corp. ...............................................................      9,000,992
        57,800    Principal Financial Group, Inc. .............................................      2,421,820
                                                                                                 -------------
                                                                                                    54,333,509
                                                                                                 -------------
   ENERGY - (10.93%)
       344,742    ConocoPhillips...............................................................     19,819,218
       319,000    Devon Energy Corp. ..........................................................     16,166,920
       272,700    EOG Resources, Inc. .........................................................     15,489,360
       206,800    Occidental Petroleum Corp. ..................................................     15,909,124

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   ENERGY - (CONTINUED)
        99,500    Transocean Inc.*.............................................................  $   5,370,015
                                                                                                 -------------
                                                                                                    72,754,637
                                                                                                 -------------
   FOOD & STAPLES RETAILING - (3.54%)
       455,700    Costco Wholesale Corp. ......................................................     20,385,739
        66,500    Wal-Mart Stores, Inc. .......................................................      3,205,300
                                                                                                 -------------
                                                                                                    23,591,039
                                                                                                 -------------
   FOOD, BEVERAGE, & TOBACCO - (8.31%)
       517,600    Altria Group, Inc. ..........................................................     33,468,016
       158,000    Diageo PLC, ADR..............................................................      9,369,400
       210,940    Heineken Holding NV..........................................................      5,896,714
       106,500    Hershey Co. .................................................................      6,613,650
                                                                                                 -------------
                                                                                                    55,347,780
                                                                                                 -------------
   HEALTH CARE EQUIPMENT & SERVICES - (2.88%)
       127,200    Cardinal Health, Inc. .......................................................      7,324,176
        13,100    Caremark Rx, Inc.*...........................................................        583,212
       198,300    HCA Inc. ....................................................................     11,237,661
                                                                                                 -------------
                                                                                                    19,145,049
                                                                                                 -------------
   HOUSEHOLD & PERSONAL PRODUCTS - (0.24%)
        42,600    Avon Products, Inc. .........................................................      1,612,410
                                                                                                 -------------
   INSURANCE BROKERS - (1.56%)
       174,100    Aon Corp. ...................................................................      4,359,464
       217,500    Marsh & McLennan Cos, Inc. ..................................................      6,024,750
                                                                                                 -------------
                                                                                                    10,384,214
                                                                                                 -------------
   INTERNET RETAIL - (0.42%)
       117,100    IAC/InterActiveCorp*.........................................................      2,812,156
                                                                                                 -------------
   LIFE & HEALTH INSURANCE - (0.18%)
        35,900    Sun Life Financial Inc. .....................................................      1,209,830
                                                                                                 -------------
   MATERIALS - (4.43%)
        79,600    Martin Marietta Materials, Inc. .............................................      5,501,952
       373,500    Sealed Air Corp.*............................................................     18,596,565
        82,800    Vulcan Materials Co. ........................................................      5,381,172
                                                                                                 -------------
                                                                                                    29,479,689
                                                                                                 -------------
   MEDIA - (5.44%)
       728,400    Comcast Corp., Special Class A*..............................................     21,775,518
        40,700    Gannett Co., Inc. ...........................................................      2,894,991
       124,700    Lagardere S.C.A. ............................................................      9,242,973
         5,700    NTL Inc.*....................................................................        389,652
        37,800    WPP Group PLC, ADR...........................................................      1,934,415
                                                                                                 -------------
                                                                                                    36,237,549
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   MULTI-LINE INSURANCE - (6.56%)
       519,337    American International Group, Inc. ..........................................  $  30,173,480
       173,800    Loews Corp. .................................................................     13,469,500
                                                                                                 -------------
                                                                                                    43,642,980
                                                                                                 -------------
   PHARMACEUTICALS & BIOTECHNOLOGY - (1.30%)
        99,600    Eli Lilly and Co. ...........................................................      5,548,716
        65,000    Novartis AG, Registered......................................................      3,096,566
                                                                                                 -------------
                                                                                                     8,645,282
                                                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (8.22%)
           365    Berkshire Hathaway Inc., Class A*............................................     30,477,500
            42    Berkshire Hathaway Inc., Class B*............................................        116,907
        25,400    Chubb Corp. .................................................................      2,174,494
         1,800    Markel Corp.*................................................................        610,200
       215,700    Progressive Corp. (Ohio).....................................................     21,313,317
                                                                                                 -------------
                                                                                                    54,692,418
                                                                                                 -------------
   REAL ESTATE - (1.55%)
       244,600    Centerpoint Properties Trust.................................................     10,346,580
                                                                                                 -------------
   REINSURANCE - (1.22%)
       145,937    Transatlantic Holdings, Inc. ................................................      8,146,203
                                                                                                 -------------
   SOFTWARE & SERVICES - (2.20%)
       291,400    Iron Mountain Inc.*..........................................................      9,039,228
       227,100    Microsoft Corp. .............................................................      5,637,757
                                                                                                 -------------
                                                                                                    14,676,985
                                                                                                 -------------
   TECHNOLOGY HARDWARE & EQUIPMENT - (1.94%)
       153,800    Hewlett-Packard Co. .........................................................      3,615,838
       112,800    Lexmark International, Inc., Class A*........................................      7,312,824
       121,000    Nokia Oyj, ADR...............................................................      2,013,440
                                                                                                 -------------
                                                                                                    12,942,102
                                                                                                 -------------
   TELECOMMUNICATION SERVICES - (0.68%)
       142,900    SK Telecom Co., Ltd., ADR....................................................      2,915,160
        71,800    Telewest Global, Inc.*.......................................................      1,634,527
                                                                                                 -------------
                                                                                                     4,549,687
                                                                                                 -------------
   THRIFTS & MORTGAGE FINANCE - (3.17%)
       327,300    Golden West Financial Corp. .................................................     21,071,574
                                                                                                 -------------
   TRANSPORTATION - (1.28%)
     1,119,998    China Merchants Holdings International Co. Ltd...............................      2,176,293
       940,000    Cosco Pacific Ltd. ..........................................................      1,826,535

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES/PRINCIPAL                                        SECURITY                                     (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   TRANSPORTATION - (CONTINUED)
         1,500    Kuehne & Nagel International AG, Registered.................................. $      318,377
        60,600    United Parcel Service, Inc., Class B.........................................      4,191,096
                                                                                                --------------
                                                                                                     8,512,301
                                                                                                --------------

                      Total Common Stock - (identified cost $522,690,047)......................    660,175,811
                                                                                                --------------

CONVERTIBLE BONDS - (0.22%)

   TELECOMMUNICATION SERVICES - (0.22%)
$    1,600,000    Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
                    (identified cost $1,600,000)...............................................      1,425,760
                                                                                                --------------

SHORT TERM INVESTMENTS - (0.27%)

       593,000    Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $593,056
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $604,860).....................................        593,000
       634,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $634,061
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $646,680).....................................        634,000
       571,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $571,054
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $582,420).....................................        571,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $1,798,000).........      1,798,000
                                                                                                --------------

                  Total Investments - (99.66%) - (identified cost $526,088,047) - (a)..........    663,399,571
                  Other Assets Less Liabilities - (0.34%)......................................      2,281,701
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  665,681,272
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $527,271,540. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  146,680,897
                  Unrealized depreciation......................................................    (10,552,866)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $  136,128,031
                                                                                                ==============

(b) Illiquid security: See Note 6 of the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (92.52%)

   CAPITAL GOODS - (4.63%)
       174,000    Tyco International Ltd. .....................................................  $   5,080,800
                                                                                                 -------------
   COMMERCIAL BANKS - (9.06%)
       150,400    Commerce Bancorp, Inc. ......................................................      4,558,624
        87,300    Wells Fargo & Co. ...........................................................      5,375,934
                                                                                                 -------------
                                                                                                     9,934,558
                                                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES - (2.47%)
        44,000    D&B Corp.*...................................................................      2,712,600
                                                                                                 -------------
   CONSUMER FINANCE - (10.81%)
       222,800    American Express Co. ........................................................     11,859,644
                                                                                                 -------------
   CONSUMER SERVICES - (2.77%)
        52,100    H&R Block, Inc. .............................................................      3,040,035
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (13.65%)
       115,600    Citigroup Inc. ..............................................................      5,344,188
       104,448    JPMorgan Chase & Co. ........................................................      3,689,103
       132,000    Moody's Corp. ...............................................................      5,934,720
                                                                                                 -------------
                                                                                                    14,968,011
                                                                                                 -------------
   FOOD, BEVERAGE, & TOBACCO - (2.41%)
        40,800    Altria Group, Inc. ..........................................................      2,638,128
                                                                                                 -------------
   LIFE & HEALTH INSURANCE - (0.64%)
        25,600    China Life Insurance Co., Ltd., ADR*.........................................        698,880
                                                                                                 -------------
   MATERIALS - (1.96%)
        43,200    Sealed Air Corp.*............................................................      2,150,928
                                                                                                 -------------
   MULTI-LINE INSURANCE - (9.69%)
       100,387    American International Group, Inc. ..........................................      5,832,485
        61,800    Loews Corp. .................................................................      4,789,500
                                                                                                 -------------
                                                                                                    10,621,985
                                                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (17.83%)
             7    Berkshire Hathaway Inc., Class A*............................................        584,500
         1,635    Berkshire Hathaway Inc., Class B*............................................      4,551,023
       126,619    Cincinnati Financial Corp. ..................................................      5,010,947
        44,100    FPIC Insurance Group, Inc.*..................................................      1,289,043
        11,400    Markel Corp.*................................................................      3,864,600
        43,100    Progressive Corp. (Ohio).....................................................      4,258,711
                                                                                                 -------------
                                                                                                    19,558,824
                                                                                                 -------------
   REINSURANCE - (11.29%)
        29,000    Everest Re Group, Ltd. ......................................................      2,697,000
       173,437    Transatlantic Holdings, Inc. ................................................      9,681,253
                                                                                                 -------------
                                                                                                    12,378,253
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                     VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   THRIFTS & MORTGAGE FINANCE - (5.31%)
        90,400    Golden West Financial Corp. ................................................. $    5,819,952
                                                                                                --------------

                      Total Common Stock - (identified cost $83,940,956).......................   101,462,598
                                                                                                --------------

SHORT TERM INVESTMENTS - (7.36%)

$    2,659,000    Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $2,659,253
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $2,712,180)...................................      2,659,000
     2,847,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $2,847,272
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $2,903,940)...................................      2,847,000
     2,563,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $2,563,244
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $2,614,260)...................................      2,563,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $8,069,000).........      8,069,000
                                                                                                --------------

                  Total Investments - (99.88%) - (identified cost $92,009,956) - (a)...........    109,531,598
                  Other Assets Less Liabilities - (0.12%)......................................        131,933
                                                                                                --------------
                      Net Assets - (100.00%)................................................... $  109,663,531
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $92,335,227. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   18,518,837
                  Unrealized depreciation......................................................     (1,322,466)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   17,196,371
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (94.53%)

   APARTMENT REITS - (10.08%)
         3,500    American Campus Communities, Inc. ...........................................  $      79,380
        32,700    Archstone-Smith Trust........................................................      1,262,874
        21,700    Camden Property Trust........................................................      1,166,375
        22,900    Essex Property Trust, Inc. ..................................................      1,902,074
        76,400    United Dominion Realty Trust, Inc. ..........................................      1,837,420
                                                                                                 -------------
                                                                                                     6,248,123
                                                                                                 -------------
   DIVERSIFIED REITS - (14.27%)
        59,700    Capital Automotive REIT......................................................      2,276,660
        66,600    Cousins Properties, Inc. ....................................................      1,970,028
        51,800    Duke Realty Corp. ...........................................................      1,639,988
        14,300    iStar Financial Inc. ........................................................        594,737
        29,331    Vornado Realty Trust.........................................................      2,358,212
                                                                                                 -------------
                                                                                                     8,839,625
                                                                                                 -------------
   HEALTH CARE REITS - (1.91%)
        39,200    Ventas, Inc. ................................................................      1,183,840
                                                                                                 -------------
   MORTGAGE REITS - (1.58%)
        40,100    Gramercy Capital Corp. ......................................................        980,846
                                                                                                 -------------
   OFFICE PROPERTY REITS - (24.47%)
        28,700    Alexandria Real Estate Equities, Inc. .......................................      2,108,015
        41,100    Arden Realty, Inc. ..........................................................      1,478,778
        25,800    Boston Properties, Inc. .....................................................      1,806,000
        47,500    Brandywine Realty Trust......................................................      1,455,875
        47,000    CarrAmerica Realty Corp. ....................................................      1,700,460
        20,700    Columbia Equity Trust, Inc.*.................................................        317,745
        62,400    Corporate Office Properties Trust............................................      1,837,680
        39,000    Kilroy Realty Corp. .........................................................      1,852,110
        40,370    SL Green Realty Corp. .......................................................      2,603,865
                                                                                                 -------------
                                                                                                    15,160,528
                                                                                                 -------------
   REAL ESTATE OPERATIONS/DEVELOPMENT - (7.70%)
       133,500    Brixton PLC..................................................................        852,122
         6,400    Derwent Valley Holdings PLC..................................................        136,456
        33,700    Forest City Enterprises, Inc., Class A.......................................      2,392,700
        18,300    Hammerson PLC................................................................        291,650
        46,000    Liberty International PLC....................................................        798,220
        32,000    Slough Estates PLC...........................................................        298,999
                                                                                                 -------------
                                                                                                     4,770,147
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REGIONAL MALL REITS - (8.26%)
        55,442    General Growth Properties, Inc. .............................................  $   2,278,112
        24,600    Mills Corp. .................................................................      1,495,434
        18,500    Simon Property Group, Inc. ..................................................      1,341,065
                                                                                                 -------------
                                                                                                     5,114,611
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.00%)
        19,300    WCI Communities, Inc.*.......................................................        618,179
                                                                                                 -------------
   SHOPPING CENTER REITS - (12.47%)
        48,625    Developers Diversified Realty Corp. .........................................      2,234,805
        31,400    Kimco Realty Corp. ..........................................................      1,849,774
        26,700    Pan Pacific Retail Properties, Inc. .........................................      1,772,346
        32,700    Regency Centers Corp. .......................................................      1,870,440
                                                                                                 -------------
                                                                                                     7,727,365
                                                                                                 -------------
   WAREHOUSE & INDUSTRIAL REITS - (12.79%)
        50,566    Catellus Development Corp. ..................................................      1,658,565
        93,500    Centerpoint Properties Trust.................................................      3,955,050
        57,400    ProLogis.....................................................................      2,309,776
                                                                                                 -------------
                                                                                                     7,923,391
                                                                                                 -------------

                           Total Common Stock - (identified cost $42,963,832)..................     58,566,655
                                                                                                 -------------

PREFERRED STOCK - (0.22%)

   APARTMENT REITS - (0.22%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         82,500
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         42,616
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         10,512
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $113,921)..................        135,628
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)
June 30, 2005 (Unaudited)

                                                                                                       VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.84%)

$      989,000    Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $989,094
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $1,008,780)..............................   $     989,000
     1,060,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $1,060,101
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $1,081,200)..............................      1,060,000
       954,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $954,091
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $973,080)................................        954,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $3,003,000).........      3,003,000
                                                                                                 -------------

                  Total Investments - (99.59%) - (identified cost $46,080,753) - (a)...........     61,705,283
                  Other Assets Less Liabilities - (0.41%)......................................        252,242
                                                                                                 -------------
                      Net Assets - (100.00%)...................................................  $  61,957,525
                                                                                                 =============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $46,084,588. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  15,642,699
                  Unrealized depreciation......................................................        (22,004)
                                                                                                 -------------
                      Net unrealized appreciation..............................................  $  15,620,695
                                                                                                 =============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)
================================================================================

                                                                                              DAVIS
                                                          DAVIS               DAVIS            REAL
                                                          VALUE             FINANCIAL         ESTATE
                                                         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                         ---------          ---------        ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $   663,399,571    $  109,531,598   $   61,705,283
   Cash...........................................            315,546            40,611          156,629
   Receivables:
     Dividends and interest.......................          1,057,777           141,314          226,053
     Capital stock sold...........................             39,969            73,755            1,993
     Investment securities sold...................          5,325,820                 -          464,906
   Prepaid expenses...............................             10,950             2,000              905
                                                      ---------------    --------------   --------------
                             Total assets.........        670,149,633       109,789,278       62,555,769
                                                      ---------------    --------------   --------------
LIABILITIES:
   Payables:
     Capital stock reacquired.....................            413,914            38,336          154,128
     Investment securities purchased..............          3,574,646                 -          389,395
   Accrued expenses...............................             53,365            17,569           15,813
   Accrued management fees........................            426,436            69,842           38,908
                                                      ---------------    --------------   --------------
                             Total liabilities....          4,468,361           125,747          598,244
                                                      ---------------    --------------   --------------

NET ASSETS .......................................    $   665,681,272    $  109,663,531   $   61,957,525
                                                      ===============    ==============   ==============

SHARES OUTSTANDING (NOTE 4).......................         55,799,326         8,789,260        3,572,282
                                                      ===============    ==============   ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets (divided by) Shares Outstanding)......        $     11.93        $    12.48       $    17.34
                                                          ===========        ==========       ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...........    $        55,799    $        8,789   $        3,572
   Additional paid-in capital.....................        562,811,048        95,024,049       43,413,787
   Undistributed net investment income............          3,231,603           305,194          507,424
   Accumulated net realized gains (losses) from
     investments and foreign currency transactions        (37,727,069)       (3,196,143)       2,408,411
   Net unrealized appreciation on investments and
     foreign currency transactions................        137,309,891        17,521,642       15,624,331
                                                      ---------------    --------------   --------------
                                                      $   665,681,272    $  109,663,531   $   61,957,525
                                                      ===============    ==============   ==============

* Including cost of $526,088,047, $92,009,956, and $46,080,753 for Davis Value
Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
================================================================================

                                                                                                   DAVIS
                                                            DAVIS               DAVIS               REAL
                                                            VALUE             FINANCIAL            ESTATE
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                          ---------           ---------           ---------
INVESTMENT  INCOME:
Income:
   Dividends*.....................................     $     5,778,764      $       661,072     $     1,087,882
   Interest.......................................             131,854              107,041              60,392
                                                       ---------------      ---------------     ---------------
       Total income...............................           5,910,618              768,113           1,148,274
                                                       ---------------      ---------------     ---------------
Expenses:
   Management fees (Note 2).......................           2,473,231              407,508             214,448
   Custodian fees.................................              92,472               18,741              13,663
   Transfer agent fees............................               5,719                3,545               3,299
   Audit fees.....................................               7,800                6,000               6,000
   Accounting fees (Note 2).......................               3,000                3,000               3,000
   Legal fees.....................................               4,337                  714                 352
   Reports to shareholders........................              31,306                8,506                 450
   Directors' fees and expenses...................              44,768                7,432               3,695
   Registration and filing fees...................              10,007                2,006                 874
   Miscellaneous..................................               6,425                3,337               2,568
                                                       ---------------      ---------------     ---------------
       Total expenses.............................           2,679,065              460,789             248,349
       Expenses paid indirectly (Note 5)..........                 (50)                 (16)                (20)
                                                       ---------------      ---------------     ---------------
       Net expenses...............................           2,679,015              460,773             248,329
                                                       ---------------      ---------------     ---------------
         Net investment income....................           3,231,603              307,340             899,945
                                                       ---------------      ---------------     ---------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
     Investment transactions......................            (648,636)            (811,991)          1,560,426
     Foreign currency transactions................              (7,591)                (906)                545
   Net increase (decrease) in unrealized
     appreciation of investments and foreign
     currency transactions                                   5,501,158           (2,545,949)           (105,304)
                                                       ---------------      ---------------     ---------------
   Net realized and unrealized gain (loss) on
     investments and foreign currency.............           4,844,931           (3,358,846)          1,455,667
                                                       ---------------      ---------------     ---------------
       Net increase (decrease) in net assets
         resulting from operations................     $     8,076,534      $    (3,051,506)    $     2,355,612
                                                       ===============      ===============     ===============

*Net of foreign taxes withheld as follows.........     $       193,898      $        -          $         3,356

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (Unaudited)
================================================================================

                                                                                              DAVIS
                                                           DAVIS            DAVIS             REAL
                                                           VALUE          FINANCIAL          ESTATE
                                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                         ---------        ---------         ---------
OPERATIONS:
    Net investment income........................    $   3,231,603     $     307,340      $    899,945
    Net realized gain (loss) from investment
      and foreign currency transactions..........         (656,227)         (812,897)        1,560,971
    Net increase (decrease) in unrealized
      appreciation of investments and foreign
      currency transactions......................        5,501,158        (2,545,949)         (105,304)
                                                     -------------     -------------      ------------
    Net increase (decrease) in net assets resulting
      from operations............................        8,076,534        (3,051,506)        2,355,612

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income........................                -                 -          (392,521)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4).....................................      (27,118,199)        3,441,288         1,715,816
                                                     -------------     -------------      ------------

Total increase (decrease) in net assets..........      (19,041,665)          389,782         3,678,907

NET ASSETS:
    Beginning of period..........................      684,722,937       109,273,749        58,278,618
                                                     -------------     -------------      ------------
    End of period*...............................    $ 665,681,272     $ 109,663,531      $ 61,957,525
                                                     =============     =============      ============
      *Including undistributed
        net investment income of.................    $   3,231,603     $    305,194       $    507,424

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
================================================================================

                                                                                             DAVIS
                                                         DAVIS              DAVIS            REAL
                                                         VALUE            FINANCIAL         ESTATE
                                                       PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                       ---------          ---------        ---------
OPERATIONS:
    Net investment income........................    $   5,306,186     $     358,935    $   1,016,323
    Net realized gain (loss) from investment
      and foreign currency transactions..........       (3,112,993)       (1,009,400)       3,277,505
    Net increase in unrealized appreciation of
      investments and foreign currency
      transactions...............................       69,125,469         9,637,834        9,199,069
                                                     -------------     -------------    -------------
    Net increase in net assets resulting
      from operations............................       71,318,662         8,987,369       13,492,897

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income........................       (5,273,618)         (364,973)      (1,497,449)
    Return of capital............................         (115,109)                -                -
    Realized gains from investment transactions..                -                 -       (1,939,529)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4).....................................      133,790,608        29,472,122       12,559,434
                                                     -------------     -------------    -------------

Total increase in net assets.....................      199,720,543        38,094,518       22,615,353

NET ASSETS:
    Beginning of year............................      485,002,394        71,179,231       35,663,265
                                                     -------------     -------------    -------------
    End of year*.................................    $ 684,722,937     $ 109,273,749    $  58,278,618
                                                     =============     =============    =============
      *Including undistributed
        net investment loss of...................            -         $     (2,146)               -


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "the Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2005, Davis Value Portfolio and Davis Financial Portfolio had approximately $1,625,000 and $148,000, respectively, of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, Davis Financial Portfolio had $2,000 of post October 2004 foreign currency losses which were deferred. At June 30, 2005, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                     DAVIS                DAVIS
                                     VALUE              FINANCIAL
                                   PORTFOLIO            PORTFOLIO
                                   ---------            ---------
   EXPIRING
   --------
   12/31/2009                 $    6,568,000         $    650,000
   12/31/2010                     19,386,000                -
   12/31/2011                      4,776,000              328,000
   12/31/2012                      3,532,000              926,000
                              --------------         ------------
   TOTAL                      $   34,262,000         $  1,904,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund's average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2005 was $22 for Davis Value Portfolio and $13 each for Davis Financial Portfolio and Davis Real Estate Portfolio. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2005 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 were as follows:

                                                          DAVIS                 DAVIS                   DAVIS
                                                          VALUE               FINANCIAL               REAL ESTATE
                                                        PORTFOLIO             PORTFOLIO                PORTFOLIO
                                                        ---------             ---------                ---------
        Cost of purchases........................   $   38,490,571        $   14,583,038           $     9,812,212
        Proceeds of sales........................   $   53,229,905        $   10,675,526           $     4,949,660

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 4 - CAPITAL STOCK

    At June 30, 2005, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2005
                                                                         (UNAUDITED)
                                                         --------------------------------------------
                                                            DAVIS            DAVIS         DAVIS
                                                            VALUE          FINANCIAL     REAL ESTATE
                                                          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                         ------------    ------------    ------------
Shares sold ..........................................      2,186,637         854,427         580,245
Shares issued in reinvestment of distributions........           --              --            25,489
                                                         ------------    ------------    ------------
                                                            2,186,637         854,427         605,734
Shares redeemed ......................................     (4,491,441)       (587,740)       (501,703)
                                                         ------------    ------------    ------------
      Net increase (decrease) ........................     (2,304,804)        266,687         104,031
                                                         ============    ============    ============

Proceeds from shares sold ............................   $ 25,671,002    $ 10,740,438    $  9,433,106
Proceeds from shares issued in
    reinvestment of distributions ....................           --              --           392,521
                                                         ------------    ------------    ------------
                                                           25,671,002      10,740,438       9,825,627
Cost of shares redeemed ..............................    (52,789,201)     (7,299,150)     (8,109,811)
                                                         ------------    ------------    ------------
      Net increase (decrease) ........................   $(27,118,199)   $  3,441,288    $  1,715,816
                                                         ============    ============    ============

                                                                            YEAR ENDED
                                                                        DECEMBER 31, 2004
                                                         -----------------------------------------------
                                                             DAVIS             DAVIS          DAVIS
                                                             VALUE          FINANCIAL       REAL ESTATE
                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                         -------------    -------------    -------------
Shares sold ..........................................      16,736,008        3,238,473        1,356,048
Shares issued in reinvestment of distributions........         456,672           28,469          215,308
                                                         -------------    -------------    -------------
                                                            17,192,680        3,266,942        1,571,356
Shares redeemed ......................................      (4,984,466)        (848,124)        (751,119)
                                                         -------------    -------------    -------------
      Net increase ...................................      12,208,214        2,418,818          820,237
                                                         =============    =============    =============

Proceeds from shares sold ............................   $ 182,733,878    $  39,191,938    $  19,825,910
Proceeds from shares issued in
    reinvestment of distributions ....................       5,388,727          364,973        3,436,978
                                                         -------------    -------------    -------------
                                                           188,122,605       39,556,911       23,262,888
Cost of shares redeemed ..............................     (54,331,997)     (10,084,789)     (10,703,454)
                                                         -------------    -------------    -------------
      Net increase ...................................   $ 133,790,608    $  29,472,122    $  12,559,434
                                                         =============    =============    =============

NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $50, $16, and $20 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2005.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)

================================================================================

NOTE 6 - ILLIQUID SECURITIES

     Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $1,425,760 or 0.22% of the Fund's net assets, as of June 30, 2005.

                                                                                        Valuation per Unit
                                               Acquisition                   Cost per     as of June 30,
Funds         Security                            Date        Principal        Unit           2005
-----         --------                        ------------    ---------    ----------      -----------
Davis Value   Level 3 Communications, Inc.,
Portfolio     Conv. Sr. Notes, 10.00%,
              05/01/11                           4/4/05        1,600,000      $100.00        $ 89.11

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2005   ------------------------------------------------------------------
                                              (UNAUDITED)       2004          2003          2002          2001          2000
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ......   $    11.78     $    10.57    $     8.20    $     9.87    $    11.06    $    10.25
                                              ----------     ----------    ----------    ----------    ----------    ----------

Income (Loss) From Investment Operations
 Net Investment Income ....................         0.06           0.09          0.07          0.06          0.04          0.03
 Net Realized and Unrealized
    Gains (Losses) ........................         0.09           1.21          2.37         (1.66)        (1.19)         0.92
                                              ----------     ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations ......         0.15           1.30          2.44         (1.60)        (1.15)         0.95

Dividends and Distributions
 Dividends from Net Investment Income .....           --          (0.09)        (0.07)        (0.06)        (0.04)        (0.03)
 Return of Capital ........................           --             --(3)         --         (0.01)           --(3)         --(3)
 Distributions from Realized Gains ........           --             --            --            --            --         (0.11)
                                              ----------     ----------    ----------    ----------    ----------    ----------
    Total Dividends and Distributions .....           --          (0.09)        (0.07)        (0.07)        (0.04)        (0.14)
                                              ----------     ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ............   $    11.93     $    11.78    $    10.57    $     8.20    $     9.87    $    11.06
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return(1) ...........................         1.27%         12.33%        29.76%       (16.26)%      (10.39)%        9.30%


Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ...     $665,681       $684,723      $485,002      $283,039      $278,958      $120,209
Ratio of Expenses to Average Net Assets ...         0.81%*         0.81%         0.82%         0.83%         0.87%         1.00%(4)
Ratio of Net Investment Income to
    Average Net Assets ....................         0.98%*         0.87%         0.90%         0.70%         0.55%         0.73%
Portfolio Turnover Rate(2) ................            6%             4%            7%           24%           18%           10%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% for 2000.

*  Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO
================================================================================


The following financial information represents data for each share of capital stock outstanding throughout each period:

                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005   ---------------------------------------------------------------------
                                            (UNAUDITED)       2004          2003          2002          2001             2000
                                             ----------    ----------    ----------    ----------    ----------       ----------
Net Asset Value, Beginning of Period .....   $    12.82    $    11.66    $     8.85    $    10.67    $    11.91       $     9.26
                                             ----------    ----------    ----------    ----------    ----------       ----------

Income (Loss) From Investment Operations
 Net Investment Income ...................         0.03          0.04          0.04          0.02            --             0.01
 Net Realized and Unrealized
    Gains (Losses) .......................        (0.37)         1.16          2.81         (1.82)        (1.24)            2.84
                                             ----------    ----------    ----------    ----------    ----------       ----------
    Total From Investment Operations .....        (0.34)         1.20          2.85         (1.80)        (1.24)            2.85

Dividends and Distributions
 Dividends from Net Investment Income ....           --         (0.04)        (0.04)        (0.02)           --(3)         (0.01)
 Return of Capital .......................           --            --            --            --            --(3)            --(3)
 Distributions from Realized Gains .......           --            --            --            --            --            (0.19)
                                             ----------    ----------    ----------    ----------    ----------       ----------
    Total Dividends and Distributions ....           --         (0.04)        (0.04)        (0.02)           --            (0.20)
                                             ----------    ----------    ----------    ----------    ----------       ----------

Net Asset Value, End of Period ...........   $    12.48    $    12.82    $    11.66    $     8.85    $    10.67       $    11.91
                                             ==========    ==========    ==========    ==========    ==========       ==========

Total Return(1) ..........................        (2.65)%       10.32%        32.15%       (16.84)%      (10.37)%          30.97%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ..   $  109,664    $  109,274       $71,179       $31,709       $24,587          $14,770

Ratio of Expenses to Average Net Assets ..         0.85%*        0.85%         0.90%         0.99%         1.00%(4)         1.00%(4)
Ratio of Net Investment Income to
    Average Net Assets ...................         0.57%*        0.40%         0.48%         0.32%         0.04%            0.18%
Portfolio Turnover Rate(2) ...............           11%            6%           10%           23%           24%              26%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04% and 1.55% for 2001 and 2000, respectively.

*  Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                             SIX MONTHS
                                                ENDED                             YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005   ---------------------------------------------------------------
                                             (UNAUDITED)       2004         2003         2002          2001         2000
                                              ---------     ---------    ---------    ---------     ---------     ---------
Net Asset Value, Beginning of Period ......   $   16.80     $   13.47    $   10.49    $   10.35     $   10.38     $    8.71
                                              ---------     ---------    ---------    ---------     ---------     ---------

Income From Investment Operations
 Net Investment Income ....................        0.25          0.34         0.44         0.36          0.36          0.33
 Net Realized and Unrealized
    Gains .................................        0.40          4.07         3.34         0.25          0.19          1.67
                                              ---------     ---------    ---------    ---------     ---------     ---------
    Total From Investment Operations ......        0.65          4.41         3.78         0.61          0.55          2.00

Dividends and Distributions
 Dividends from Net Investment Income .....       (0.11)        (0.48)       (0.55)       (0.36)        (0.36)        (0.33)
 Return of Capital ........................          --            --           --        (0.11)        (0.07)           --
 Distributions from Realized Gains ........                     (0.60)        (0.25)          --        (0.11)           --
 Distributions in Excess of Net
    Investment Income .....................          --            --           --           --         (0.04)           --
                                              ---------     ---------    ---------    ---------     ---------     ---------
    Total Dividends and Distributions .....       (0.11)        (1.08)       (0.80)       (0.47)        (0.58)        (0.33)
                                              ---------     ---------    ---------    ---------     ---------     ---------

Net Asset Value, End of Period ............   $   17.34     $   16.80    $   13.47    $   10.49     $   10.35     $   10.38
                                              =========     =========    =========    =========     =========     =========

Total Return(1) ...........................        3.96%        33.35%       36.79%        5.89%         5.50%        23.33%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)....     $61,958       $58,279      $35,663     $ 18,806       $10,029         $4,853

Ratio of Expenses to Average Net Assets....        0.87%*        0.89%        0.98%        1.00%(3)      1.00%(3)       1.07%(3,4)
Ratio of Net Investment Income to
    Average Net Assets ....................        3.15%*        2.30%        3.74%        3.54%         3.70%          4.31%
Portfolio Turnover Rate(2) ................           9%           32%          22%          52%           45%            16%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, and 3.15%, for 2002, 2001, and 2000, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000.

*  Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND INFORMATION
================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds' website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS
================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY
AGREEMENTS

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Davis Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy. The Independent Directors concluded that the willingness of Davis Advisors and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Davis Funds demonstrates a good alignment of interest between Davis Advisors and Davis Fund shareholders.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and
(d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

The Independent Directors also noted that Davis Advisers provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) responsibility for complying with legal duties, and regulatory obligations; and
(b) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of the various Davis Variable Account Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services.

DAVIS VALUE PORTFOLIO
---------------------

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor's 500(R) Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizon.

The Independent Directors considered the expense ratio for Davis Value Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

DAVIS FINANCIAL PORTFOLIO
-------------------------

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor's 500(R) Index, over the longer-term investment horizon, but under-performed the Index over the one-year investment period. Davis Financial Portfolio exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizon, but under-performed the average performance of its peer group, over the shorter investment horizon.

The Independent Directors considered the expense ratio for Davis Financial Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

DAVIS REAL ESTATE PORTFOLIO
---------------------------

The Independent Directors noted that Davis Real Estate Portfolio out-performed its benchmark, the Dow Jones Wilshire Real Estate Index, over the 3-year investment horizon, but under-performed the index over the 1 and 5-year investment horizons. Davis Real Estate Portfolio exceeded or equaled the average performance of its peer group, as determined by an independent service provider, over the shorter investment horizon, but trailed the peer group over the 5-year investment horizon. The Fund also had strong absolute performance over all reviewed periods.

DAVIS VARIABLE ACCOUNT FUND, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
--------------------------------------------------------------------------------

DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

The Independent Directors considered the expense ratio for Davis Real Estate Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

APPROVAL OF ADVISORY ARRANGEMENTS

After their review of all factors, the Independent Directors determined that the advisory fee for each Fund of Davis Variable Account Funds is reasonable in light of the nature, quality and extent of the services being provided to each Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for each Fund of Davis Variable Account Funds (each schedule a fixed fee which was typical for many competitive funds) and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                  NUMBER OF
                                  TERM OF                                         PORTFOLIOS IN
                    POSITION(S)   OFFICE AND      PRINCIPAL                       FUND COMPLEX
                    HELD          LENGTH OF       OCCUPATION(S) DURING            OVERSEEN BY        OTHER DIRECTORSHIPS HELD BY
NAME AND AGE        WITH FUND     TIME SERVED     PAST FIVE YEARS                 DIRECTOR           DIRECTOR
------------------  ------------  --------------  -----------------------------   ----------------   -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.           Director      director        President, Bass & Associates          12           none
BASS, JR.                         since 1990      (financial consulting);
(born 8/21/31)                                    formerly First Deputy City
                                                  Treasurer, City of Chicago;
                                                  and Executive Vice President,
                                                  Chicago Title and Trust
                                                  Company (bank and trust).

MARC P. BLUM        Director      director        Chief Executive Officer, World        12           Director, Legg Mason Trust
(born 9/9/42)                     since 1986      Total Return Fund, LLLP; Of                        (asset management company)
                                                  Counsel to Gordon, Feinblatt,                      and Rodney Trust Company
                                                  Rothman, Hoffberger and                            (Delaware).
                                                  Hollander, LLC (law firm).

THOMAS S. GAYNER    Director      director        Executive Vice President and          12           none
(born 12/16/61)                   since 2004      Chief Investment Officer,
                                                  Markel Corporation (insurance
                                                  company).

JERRY D. GEIST      Director      director        Chairman, Santa Fe Center             12           Director, CH2M-Hill, Inc.
(born 5/23/34)                    since 1986      Enterprises (energy project                        (engineering); Chairman,
                                                  development); Retired Chairman                     Santa Fe Center Enterprises;
                                                  and President, Public Service                      Investment Committee for
                                                  Company of New Mexico.                             Microgeneration Technology
                                                                                                     Fund, UTECH Funds.



DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX Technology, Inc.       12         Director, Intel Corp.
(born 3/7/36)                       since 1982     (semi-conductor manufacturer).                  (semi-conductor
                                                                                                   manufacturer), Cirrus Logic
                                                                                                   Corp. (semi-conductor
                                                                                                   manufacturer), Alliance
                                                                                                   Technology Fund (a mutual
                                                                                                   fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), LogicVision,
                                                                                                   Inc. (semi-conductor software
                                                                                                   company), and Tessera
                                                                                                   Technologies, Inc.
                                                                                                   (semi-conductor packaging
                                                                                                   company).

G. BERNARD         Director         director       Managing General Partner,            12         none
HAMILTON                            since 1978     Avanti Partners, L.P.
(born 3/18/37)                                     (investment partnership).

ROBERT P.          Director         director       Chairman, Northroad Capital          12         none
MORGENTHAU                          since 2002     Management, LLC (an investment
(born 3/22/57)                                     management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, Cantrock Realty and        12         none
SMITH, JR.                          since 1994     Mayor, Incorporated Village of
(born 12/23/32)                                    Mill Neck, NY.


DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner, Tuxedo        12         none
SONNE                               since 1990     Park Associates (land
(born 5/6/36)                                      holding and development
                                                   firm); President and
                                                   Chief Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co. (investment
                                                   banking).

MARSHA WILLIAMS    Director         director       Executive Vice President       15         Director of the Selected
(born 3/28/51)                      since 1999     and Chief Financial                       Funds (consisting of three
                                                   Officer, Equity Office                    portfolios) since 1996;
                                                   Properties Trust (a real                  Director, Modine
                                                   estate investment                         Manufacturing, Inc. (heat
                                                   trust); Former Chief                      transfer technology);
                                                   Administrative Officer,                   Director, Chicago Bridge &
                                                   Crate & Barrel (home                      Iron Company, N.V.
                                                   furnishings retailer);                    (industrial construction and
                                                   former Vice President                     engineering).
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member of       12         none
(born 8/16/35)     Chairman         since 1994     the Investment Policy
                                                   Committee and Member of
                                                   the International
                                                   Investment Committee,
                                                   all for Fiduciary Trust
                                                   Company International
                                                   (money management firm);
                                                   Consultant to Davis
                                                   Selected Advisers, L.P.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each Davis                   Funds (consisting of three
                                                   Fund and Selected Fund;                   portfolios) since 1998.
                                                   President, Davis
                                                   Selected Advisers, L.P.,
                                                   and also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser.

CHRISTOPHER C.     Director         director       Chief Executive Officer,       15         Director of the Selected
DAVIS                               since 1997     President or Vice                         Funds (consisting of three
(born 7/13/65)                                     President of each Davis                   portfolios) since 1998.
                                                   Fund and Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer, Davis
                                                   Selected Advisers, L.P.,
                                                   and also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including sole
                                                   member of the Adviser's
                                                   general partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                        DAVIS VARIABLE ACCOUNT FUND, INC.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706

--------------------------------------------------------------------------------


DIRECTORS                        OFFICERS
Wesley E. Bass, Jr.              Jeremy H. Biggs
Jeremy H. Biggs                      Chairman
Marc P. Blum                     Christopher C. Davis
Andrew  A. Davis                     President - Davis Value Portfolio, Davis
Christopher C. Davis                 Financial Portfolio, & Vice President -
Thomas S. Gayner                     Davis Real Estate Portfolio
Jerry D. Geist                   Andrew A. Davis
D. James Guzy                        President - Davis Real Estate Portfolio,
G. Bernard Hamilton                  Vice President - Davis Value Portfolio &
Robert P. Morgenthau                 Davis Financial Portfolio
Theodore B. Smith, Jr.           Kenneth C. Eich
Christian R. Sonne                   Executive Vice President &
Marsha Williams                        Principal Executive Officer
                                 Sharra L. Reed
                                     Vice President & Chief Compliance Officer
                                 Douglas A. Haines
                                     Vice President
                                     & Principal Accounting Officer
                                 Thomas D. Tays
                                     Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406
COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803
AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                    DAVIS ADVISORS
                    2949 EAST ELVIRA ROAD
                    SUITE 101
                    TUCSON, AZ 85706
                    1-800-279-0279
                    www.davisfunds.com










[LOGO OMITTED]

DAVIS
FUNDS
OVER 35 YEARS OF RELIABLE INVESTING*

SEMI-ANNUAL REPORT

JUNE 30, 2005

DAVIS VALUE PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

[LOGO OMITTED]

DAVIS FUNDS

OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS


Management's Discussion and Analysis...........................................2


Fund Overview..................................................................4


Expense Example................................................................5


Schedule of Investments........................................................6


Statement of Assets and Liabilities...........................................10


Statement of Operations.......................................................11


Statements of Changes in Net Assets...........................................12


Notes to Financial Statements.................................................13


Financial Highlights..........................................................16


Fund Information..............................................................17


Director Approval of Advisory Agreements......................................18


Directors and Officers........................................................20

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio returned 1.27% for the six-month period ended June 30, 2005(2), compared to its benchmark, the Standard & Poor's 500(R) Index(1), which declined by 0.81%.

Energy companies were the most important contributors(3) to the Portfolio's performance over the six-month period. Energy companies were also the strongest performing sector of the S&P 500(R) Index. The Portfolio benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Portfolio owned out-performed the average energy company included in the Index. All of the Portfolio's energy companies performed well, with EOG Resources(4), ConocoPhillips, Occidental Petroleum, and Devon Energy, all among the Portfolio's top contributors to performance for the six-month period.

Industrial companies were the most important detractors from the Portfolio's performance over the six-month period. Tyco International was among the top detractors from performance.

The Portfolio's largest industry group holdings were in insurance companies. Insurance companies turned in a mixed performance over the six-month period, with Progressive and Loews among the top contributors to performance, and American International Group and Berkshire Hathaway among the Portfolio's top detractors from performance.

The Portfolio also held significant investments in diversified financial companies. Overall, the Portfolio's diversified financial companies detracted from performance over the six-month period. American Express and JPMorgan Chase were both among the top detractors from performance.

Individual companies making important contributions to the Portfolio's performance over the period included HCA, a health care equipment and services company; Altria Group, a food, beverage, and tobacco company; and H&R Block, a consumer services company.

Individual companies detracting from performance over the period included Comcast, a media company; and Lexmark International, a technology hardware and equipment company.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 11% of its portfolio invested in foreign companies. As a group, the foreign companies owned by the Portfolio slightly under-performed the S&P 500(R) Index over the six-month period.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2005.

        ----------------------------------------------------------------
        PORTFOLIO NAME         1-YEAR        5-YEAR      INCEPTION
                                                        (July 1, 1999)
        ----------------------------------------------------------------
        Davis Value Portfolio    8.92%       2.50%          3.69%
        ----------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO
FUND OVERVIEW
At June 30, 2005 (Unaudited)
================================================================================


[GRAPHIC OMITTED]

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------
Short Term Investments,
Convertible Bonds, Other
Assets & Liabilities           0.8%

Common Stocks                 99.2%

[GRAPHIC OMITTED]

SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------
Other                          9.4%

Media                          5.5%

Food, Beverage,
and Tobacco                    8.3%

Energy                        11.0%

Diversified Financials        16.2%

Insurance                     17.8%

Food & Staples
Retailing                      3.6%

Health Care                    4.2%

Capital Goods                  4.0%

Technology                     4.2%

Materials                      4.5%

Banks                         11.3%


TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Consumer Finance                                   5.92%
Altria Group, Inc.                                Food, Beverage, & Tobacco                          5.03%
Berkshire Hathaway Inc., Class A                  Property & Casualty Insurance                      4.58%
American International Group, Inc.                Multi-Line Insurance                               4.53%
Tyco International Ltd.                           Capital Goods                                      3.97%
JPMorgan Chase & Co.                              Diversified Financial Services                     3.65%
HSBC Holdings PLC                                 Commercial Banks                                   3.37%
Comcast Corp., Special Class A                    Media                                              3.27%
Progressive Corp. (Ohio)                          Property & Casualty Insurance                      3.20%
Golden West Financial Corp.                       Thrifts & Mortgage Finance                         3.17%


DAVIS VALUE PORTFOLIO
EXPENSE EXAMPLE (Unaudited)
================================================================================

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/05 to 6/30/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                                               BEGINNING            ENDING              EXPENSES PAID
                                                             ACCOUNT VALUE       ACCOUNT VALUE         DURING PERIOD*
                                                              (01/01/05)          (06/30/05)         (01/01/05-06/30/05)
                                                              ----------          ----------         -------------------

  Actual..................................................     $1,000.00           $1,012.74                $4.04
  Hypothetical (5% annual return before expenses).........     $1,000.00           $1,020.78                $4.06

*Expenses are equal to the Fund's annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

                                                                    VALUE
SHARES                                           SECURITY          (NOTE 1)
================================================================================
COMMON STOCK - (99.17%)

   AUTOMOBILES & COMPONENTS - (0.69%)
        92,700    Harley-Davidson, Inc. ........................ $   4,597,920
                                                                 -------------
   AUTOMOTIVE RETAIL - (0.76%)
        54,500    AutoZone, Inc.*...............................     5,039,070
                                                                 -------------
   CAPITAL GOODS - (3.97%)
       905,958    Tyco International Ltd. ......................    26,453,974
                                                                 -------------
   CAPITAL MARKETS - (0.97%)
        96,600    Morgan Stanley................................     5,068,602
        28,100    State Street Corp. ...........................     1,355,825
                                                                 -------------
                                                                     6,424,427
                                                                 -------------
   COMMERCIAL BANKS - (8.09%)
       161,000    Fifth Third Bancorp...........................     6,629,175
     1,406,940    HSBC Holdings PLC.............................    22,435,254
       161,700    Lloyds TSB Group PLC, ADR.....................     5,505,885
       312,800    Wells Fargo & Co. ............................    19,262,224
                                                                 -------------
                                                                    53,832,538
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES - (1.30%)
        94,400    D&B Corp.*....................................     5,819,760
       986,400    Rentokil Initial PLC..........................     2,823,315
                                                                 -------------
                                                                     8,643,075
                                                                 -------------
   CONSUMER DURABLES & APPAREL - (0.17%)
        22,000    Hunter Douglas NV.............................     1,100,341
                                                                 -------------
   CONSUMER FINANCE - (7.00%)
       740,200    American Express Co. .........................    39,400,846
       127,300    Providian Financial Corp.*....................     2,244,299
        73,100    Takefuji Corp. ...............................     4,943,197
                                                                 -------------
                                                                    46,588,342
                                                                 -------------
   CONSUMER SERVICES - (2.01%)
       229,000    H&R Block, Inc. ..............................    13,362,150
                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (8.16%)
       402,833    Citigroup Inc. ...............................    18,622,970
       687,648    JPMorgan Chase & Co. .........................    24,287,727
       200,200    Moody's Corp. ................................     9,000,992
        57,800    Principal Financial Group, Inc. ..............     2,421,820
                                                                 -------------
                                                                    54,333,509
                                                                 -------------
   ENERGY - (10.93%)
       344,742    ConocoPhillips................................    19,819,218
       319,000    Devon Energy Corp. ...........................    16,166,920
       272,700    EOG Resources, Inc. ..........................    15,489,360
       206,800    Occidental Petroleum Corp. ...................    15,909,124

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)

                                                                      VALUE
SHARES                                           SECURITY            (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)
   ENERGY - (CONTINUED)
        99,500    Transocean Inc.*.............................. $   5,370,015
                                                                 -------------
                                                                    72,754,637
                                                                 -------------
   FOOD & STAPLES RETAILING - (3.54%)
       455,700    Costco Wholesale Corp. .......................    20,385,739
        66,500    Wal-Mart Stores, Inc. ........................     3,205,300
                                                                 -------------
                                                                    23,591,039
                                                                 -------------
   FOOD, BEVERAGE, & TOBACCO - (8.31%)
       517,600    Altria Group, Inc. ...........................    33,468,016
       158,000    Diageo PLC, ADR...............................     9,369,400
       210,940    Heineken Holding NV...........................     5,896,714
       106,500    Hershey Co. ..................................     6,613,650
                                                                 -------------
                                                                    55,347,780
                                                                 -------------
   HEALTH CARE EQUIPMENT & SERVICES - (2.88%)
       127,200    Cardinal Health, Inc. ........................     7,324,176
        13,100    Caremark Rx, Inc.*............................       583,212
       198,300    HCA Inc. .....................................    11,237,661
                                                                 -------------
                                                                    19,145,049
                                                                 -------------
   HOUSEHOLD & PERSONAL PRODUCTS - (0.24%)
        42,600    Avon Products, Inc. ..........................     1,612,410
                                                                 -------------
   INSURANCE BROKERS - (1.56%)
       174,100    Aon Corp. ....................................     4,359,464
       217,500    Marsh & McLennan Cos, Inc. ...................     6,024,750
                                                                 -------------
                                                                    10,384,214
                                                                 -------------
   INTERNET RETAIL - (0.42%)
       117,100    IAC/InterActiveCorp*..........................     2,812,156
                                                                 -------------
   LIFE & HEALTH INSURANCE - (0.18%)
        35,900    Sun Life Financial Inc. ......................     1,209,830
                                                                 -------------
   MATERIALS - (4.43%)
        79,600    Martin Marietta Materials, Inc.  .............     5,501,952
       373,500    Sealed Air Corp.*.............................    18,596,565
        82,800    Vulcan Materials Co. .........................     5,381,172
                                                                 -------------
                                                                    29,479,689
                                                                 -------------
   MEDIA - (5.44%)
       728,400    Comcast Corp., Special Class A*...............    21,775,518
        40,700    Gannett Co., Inc. ............................     2,894,991
       124,700    Lagardere S.C.A. .............................     9,242,973
         5,700    NTL Inc.*.....................................       389,652
        37,800    WPP Group PLC, ADR............................     1,934,415
                                                                 -------------
                                                                    36,237,549
                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)

                                                                      VALUE
SHARES                                           SECURITY            (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)
   MULTI-LINE INSURANCE - (6.56%)
       519,337    American International Group, Inc. ........... $  30,173,480
       173,800    Loews Corp. ..................................    13,469,500
                                                                 -------------
                                                                    43,642,980
                                                                 -------------
   PHARMACEUTICALS & BIOTECHNOLOGY - (1.30%)
        99,600    Eli Lilly and Co. ............................     5,548,716
        65,000    Novartis AG, Registered.......................     3,096,566
                                                                 -------------
                                                                     8,645,282
                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (8.22%)
           365    Berkshire Hathaway Inc., Class A*.............    30,477,500
            42    Berkshire Hathaway Inc., Class B*.............       116,907
        25,400    Chubb Corp. ..................................     2,174,494
         1,800    Markel Corp.*.................................       610,200
       215,700    Progressive Corp. (Ohio)......................    21,313,317
                                                                 -------------
                                                                    54,692,418
                                                                 -------------
   REAL ESTATE - (1.55%)
       244,600    Centerpoint Properties Trust..................    10,346,580
                                                                 -------------
   REINSURANCE - (1.22%)
       145,937    Transatlantic Holdings, Inc. .................     8,146,203
                                                                 -------------
   SOFTWARE & SERVICES - (2.20%)
       291,400    Iron Mountain Inc.*...........................     9,039,228
       227,100    Microsoft Corp. ..............................     5,637,757
                                                                 -------------
                                                                    14,676,985
                                                                 -------------
   TECHNOLOGY HARDWARE & EQUIPMENT - (1.94%)
       153,800    Hewlett-Packard Co. ..........................     3,615,838
       112,800    Lexmark International, Inc., Class A*.........     7,312,824
       121,000    Nokia Oyj, ADR................................     2,013,440
                                                                 -------------
                                                                    12,942,102
                                                                 -------------
   TELECOMMUNICATION SERVICES - (0.68%)
       142,900    SK Telecom Co., Ltd., ADR.....................     2,915,160
        71,800    Telewest Global, Inc.*........................     1,634,527
                                                                 -------------
                                                                     4,549,687
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE - (3.17%)
       327,300    Golden West Financial Corp. ..................    21,071,574
                                                                 -------------
   TRANSPORTATION - (1.28%)
     1,119,998    China Merchants Holdings International Co. Ltd     2,176,293
       940,000    Cosco Pacific Ltd.............................     1,826,535

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)

                                                                                                    VALUE
SHARES/PRINCIPAL                                  SECURITY                                          (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   TRANSPORTATION - (CONTINUED)
         1,500    Kuehne & Nagel International AG, Registered.................................. $      318,377
        60,600    United Parcel Service, Inc., Class B.........................................      4,191,096
                                                                                                --------------
                                                                                                     8,512,301
                                                                                                --------------

                      Total Common Stock - (identified cost $522,690,047)......................    660,175,811
                                                                                                --------------

CONVERTIBLE BONDS - (0.22%)

   TELECOMMUNICATION SERVICES - (0.22%)
$    1,600,000    Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
                    (identified cost $1,600,000)...............................................      1,425,760
                                                                                                --------------

SHORT TERM INVESTMENTS - (0.27%)

       593,000    Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $593,056
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $604,860).....................................        593,000
       634,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $634,061
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $646,680).....................................        634,000
       571,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $571,054
                     (collateralized by: U.S. Government agency obligations in a pooled cash
                     account, total market value $582,420).....................................        571,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $1,798,000).........      1,798,000
                                                                                                --------------

                  Total Investments - (99.66%) - (identified cost $526,088,047) - (a)..........    663,399,571
                  Other Assets Less Liabilities - (0.34%)......................................      2,281,701
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  665,681,272
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $527,271,540. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  146,680,897
                  Unrealized depreciation......................................................    (10,552,866)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $  136,128,031
                                                                                                ==============

(b) Illiquid security: See Note 6 of the Notes to Financial Statements. SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)
================================================================================



ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $526,088,047)..................      $   663,399,571
   Cash................................................................................              315,546
   Receivables:
     Dividends and interest............................................................            1,057,777
     Capital stock sold................................................................               39,969
     Investment securities sold........................................................            5,325,820
   Prepaid expenses....................................................................               10,950
                                                                                             ---------------
          Total assets.................................................................          670,149,633
                                                                                             ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired..........................................................              413,914
     Investment securities purchased...................................................            3,574,646
   Accrued expenses....................................................................               53,365
   Accrued management fee..............................................................              426,436
                                                                                             ---------------
          Total liabilities............................................................            4,468,361
                                                                                             ---------------

NET ASSETS ............................................................................      $   665,681,272
                                                                                             ===============

SHARES OUTSTANDING (NOTE 4)............................................................           55,799,326
                                                                                             ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets (divided by) Shares Outstanding)...........          $     11.93
                                                                                                 ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock................................................      $        55,799
   Additional paid-in capital..........................................................          562,811,048
   Undistributed net investment income.................................................            3,231,603
   Accumulated net realized loss from investments and foreign currency transactions....          (37,727,069)
   Net unrealized appreciation on investments and foreign currency transactions........          137,309,891
                                                                                             ---------------
                                                                                             $   665,681,272




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)

================================================================================


INVESTMENT  INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $193,898)................................  $    5,778,764
   Interest................................................................................         131,854
                                                                                             ---------------
       Total income........................................................................       5,910,618
                                                                                             ---------------
Expenses:
   Management fees (Note 2)................................................................       2,473,231
   Custodian fees..........................................................................          92,472
   Transfer agent fees.....................................................................           5,719
   Audit fees..............................................................................           7,800
   Accounting fees (Note 2)................................................................           3,000
   Legal fees..............................................................................           4,337
   Reports to shareholders.................................................................          31,306
   Directors' fees and expenses............................................................          44,768
   Registration and filing fees............................................................          10,007
   Miscellaneous...........................................................................           6,425
                                                                                             ---------------
       Total expenses......................................................................       2,679,065
       Expenses paid indirectly (Note 5)...................................................             (50)
                                                                                             ---------------
       Net expenses........................................................................       2,679,015
                                                                                             ---------------
          Net investment income............................................................       3,231,603
                                                                                             ---------------

REALIZED  AND  UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions.............................................................        (648,636)
       Foreign currency transactions.......................................................          (7,591)
   Net increase in unrealized appreciation of investments and foreign
       currency transactions...............................................................       5,501,158
                                                                                             ---------------
       Net realized and unrealized gain on investments and foreign currency................       4,844,931
                                                                                             ---------------
          Net increase in net assets resulting from operations.............................  $    8,076,534
                                                                                             ===============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                           SIX MONTHS ENDED           YEAR ENDED
                                                                             JUNE 30, 2005            DECEMBER 31,
                                                                              (UNAUDITED)                2004
                                                                              ----------                 ----
OPERATIONS:
    Net investment income..............................................   $      3,231,603        $      5,306,186
    Net realized loss from investment and foreign currency
      transactions.....................................................           (656,227)             (3,112,993)
    Net increase  in unrealized appreciation of
      investments and foreign currency transactions....................          5,501,158              69,125,469
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............          8,076,534              71,318,662

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................            -                    (5,273,618)
    Return of capital..................................................            -                      (115,109)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................        (27,118,199)            133,790,608
                                                                          ----------------             -----------

Total increase (decrease)  in net assets...............................        (19,041,665)            199,720,543

NET ASSETS:
    Beginning of period................................................        684,722,937             485,002,394
                                                                          ----------------        ----------------
    End of period* ....................................................   $    665,681,272        $    684,722,937
                                                                          ================        ================

        *Including undistributed net investment income of..............   $      3,231,603                -


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2005 the Fund had approximately $1,625,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At June 30, 2005 the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,568,000, $19,386,000, $4,776,000, and $3,532,000, which expire in 2009, 2010, 2011, and 2012, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2005 was $22. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2005 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 were $38,490,571 and $53,229,905, respectively.

NOTE 4 - CAPITAL STOCK

    At June 30, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                  JUNE 30, 2005            DECEMBER 31,
                                                                   (UNAUDITED)                2004
                                                                   -----------                ----

Shares sold...............................................              2,186,637              16,736,008
Shares issued in reinvestment of distributions............                -                       456,672
                                                                 ----------------         ----------------
                                                                        2,186,637              17,192,680
Shares redeemed...........................................             (4,491,441)             (4,984,466)
                                                                 ----------------         ----------------
      Net increase (decrease).............................             (2,304,804)             12,208,214
                                                                 ================         ================

Proceeds from shares sold.................................       $     25,671,002        $    182,733,878
Proceeds from shares issued in
    reinvestment of distributions.........................                -                     5,388,727
                                                                 ----------------         ----------------
                                                                       25,671,002             188,122,605
Cost of shares redeemed...................................            (52,789,201)            (54,331,997)
                                                                 ----------------         ----------------
      Net increase (decrease).............................       $    (27,118,199)        $   133,790,608
                                                                 ================         ================


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $50 for the six months ended June 30, 2005.

NOTE 6 - ILLIQUID SECURITIES

    Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $1,425,760 or 0.22% of the Fund's net assets, as of June 30, 2005.


                                                                              Valuation per Unit
                                     Acquisition                  Cost per      as of June 30,
Security                                 Date       Principal        Unit           2005
--------                             ------------   ---------    ----------   ----------------
Level 3 Communications, Inc.,
Conv. Sr. Notes, 10.00%,
05/01/11                               4/4/05       1,600,000      $100.00        $ 89.11


DAVIS VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 2005                     YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------- -----------------
                                           (UNAUDITED)       2004         2003        2002        2001         2000
                                           -----------       ----         ----        ----        ----         ----

Net Asset Value, Beginning of Period.      $    11.78    $    10.57   $     8.20  $     9.87  $    11.06   $    10.25
                                           ----------    ----------   ----------  ----------  ----------   ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.06          0.09         0.07        0.06        0.04         0.03
 Net Realized and Unrealized
    Gains (Losses)......................         0.09          1.21         2.37       (1.66)      (1.19)        0.92
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total From Investment Operations....         0.15          1.30         2.44       (1.60)      (1.15)        0.95

Dividends and Distributions
 Dividends from Net Investment Income...         -            (0.09)       (0.07)      (0.06)      (0.04)       (0.03)
 Return of Capital......................         -             -(3)         -          (0.01)       -(3)          -(3)
 Distributions from Realized Gains......         -             -            -           -           -           (0.11)
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total Dividends and Distributions...         -            (0.09)       (0.07)      (0.07)      (0.04)       (0.14)
                                           ----------    ----------   ----------  ----------  ----------   ----------

Net Asset Value, End of Period..........   $    11.93    $    11.78   $    10.57  $     8.20  $     9.87   $    11.06
                                           ==========    ==========   ==========  ==========  ==========   ==========

Total Return(1).........................        1.27%        12.33%       29.76%    (16.26)%    (10.39)%        9.30%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).    $665,681      $684,723     $485,002    $283,039    $278,958     $120,209
 Ratio of Expenses to Average Net Assets.       0.81%*        0.81%        0.82%       0.83%       0.87%     1.00%(4)
 Ratio of Net Investment Income to
    Average Net Assets..................        0.98%*        0.87%        0.90%       0.70%       0.55%        0.73%
 Portfolio Turnover Rate(2).............           6%            4%           7%         24%         18%          10%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% for 2000.

*  Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
FUND INFORMATION
================================================================================
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

    The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS
================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY
AGREEMENTS

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Davis Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy. The Independent Directors concluded that the willingness of Davis Advisors and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Davis Funds demonstrates a good alignment of interest between Davis Advisors and Davis Fund shareholders.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and
(d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VALUE PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

The Independent Directors also noted that Davis Advisers provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) responsibility for complying with legal duties, and regulatory obligations; and
(b) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of the various Davis Variable Account Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services.

DAVIS VALUE PORTFOLIO
---------------------

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor's 500(R) Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizon.

The Independent Directors considered the expense ratio for Davis Value Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

APPROVAL OF ADVISORY ARRANGEMENTS
---------------------------------

After their review of all factors, the Independent Directors determined that the advisory fee for Davis Value Portfolio is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Value Portfolio (a fixed fee which was typical for many competitive funds) and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware).
                                                   Feinblatt, Rothman,
                                                   Hoffberger and Hollander, LLC
                                                   (law firm).

THOMAS S. GAYNER   Director         director       Executive Vice                 12         none
(born 12/16/61)                     since 2004     President and Chief
                                                   Investment Officer,
                                                   Markel Corporation
                                                   (insurance company).


JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Chairman,
                                                   (energy project                           Santa Fe Center Enterprises;
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.



DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED
D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, Cantrock             12         none
SMITH, JR.                          since 1994     Realty and Mayor,
(born 12/23/32)                                    Incorporated Village
                                                   of Mill Neck, NY.


DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS - CONTINUED
CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member          12         none
(born 8/16/35)     Chairman         since 1994     of the Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm); Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.


DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED


ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

*  Jeremy H. Biggs,  Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested  persons" of the Funds as defined in the Investment  Company Act of 1940.  Andrew A. Davis
   and Christopher C. Davis are brothers.

                    DAVIS VALUE PORTFOLIO
    2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
--------------------------------------------------------------------------------

  DIRECTORS                      OFFICERS
  Wesley E. Bass, Jr.            Jeremy H. Biggs
  Jeremy H. Biggs                    Chairman
  Marc P. Blum                   Christopher C. Davis
  Andrew  A. Davis                   President
  Christopher C. Davis           Andrew A. Davis
  Thomas S. Gayner                   Vice President
  Jerry D. Geist                 Kenneth C. Eich
  D. James Guzy                      Executive Vice President
  G. Bernard Hamilton                & Principal Executive Officer
  Robert P. Morgenthau           Sharra L. Reed
  Theodore B. Smith, Jr.             Vice President & Chief Compliance Officer
  Christian R. Sonne             Douglas A. Haines
  Marsha Williams                    Vice President
                                     & Principal Accounting Officer
                                 Thomas D. Tays
                                     Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VALUE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                                             [GRAPHIC OMITTED]

                                             DAVIS ADVISORS
                                             2949 EAST ELVIRA ROAD
                                             SUITE 101
                                             TUCSON, AZ 85706
                                             1-800-279-0279
                                             www.davisfunds.com






[LOGO OMITTED]

DAVIS FUNDS

OVER 35 YEARS OF RELIABLE INVESTING(TM)

SEMI-ANNUAL REPORT              JUNE 30, 2005





                                DAVIS FINANCIAL PORTFOLIO
                                (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)




[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS

Management's Discussion and Analysis...........................................2

Fund Overview..................................................................4

Expense Example................................................................5

Schedule of Investments........................................................6

Statement of Assets and Liabilities............................................8

Statement of Operations........................................................9

Statements of Changes in Net Assets...........................................10

Notes to Financial Statements.................................................11

Financial Highlights..........................................................14

Fund Information..............................................................15

Director Approval of Advisory Agreements......................................16

Directors and Officers........................................................18

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio declined by 2.65% for the six-month period ended June 30, 2005(2), compared to its benchmark, the Standard & Poor's 500(R) Index(1), which declined by 0.81%. Financial sector companies as a group under-performed the S&P 500(R) Index over the six-month period. The Portfolio's insurance, diversified financial, and banking companies all reflected this difficult market for financial companies.

The Portfolio's largest holdings were in insurance companies. Over the six-month period insurance companies as a whole were the largest detractors(3) from the Portfolio's performance. While Progressive(4), Loews, and Everest Re Group were among the top contributors to the Portfolio's performance, this was offset by Transatlantic Holdings, American International Group, Markel, Cincinnati Financial, Berkshire Hathaway, and FPIC Insurance Group, which were all among the top detractors from the Portfolio's performance.

The Portfolio's diversified financial holdings also under-performed the S&P 500(R) Index. Julius Baer, Moody's, and Providian were among the top contributors to performance. American Express and JPMorgan Chase were among the top detractors from performance. The Portfolio no longer owns Julius Baer or Providian.

The Portfolio's bank holdings slightly out-performed the S&P 500(R) Index. Golden West Financial was among the top contributors to performance. Fifth Third Bancorp was among the top detractors from the Portfolio's performance over the six-month period. The Portfolio no longer owns Fifth Third Bancorp.

Among the Portfolio's non-financial holdings, H&R Block and Altria Group were among the top contributors to performance, while Tyco International was among the top detractors from performance over the six-month period.

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2005.

--------------------------------------------------------------------------------
                                                                  INCEPTION
PORTFOLIO NAME                 1-YEAR            5-YEAR         (July 1, 1999)
--------------------------------------------------------------------------------
Davis Financial Portfolio       4.18%             5.13%              4.28%
--------------------------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO
FUND OVERVIEW
At June 30, 2005 (Unaudited)
================================================================================


                              [PIE CHARTS OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Common Stocks .............................................................92.5%
Short Term Investments, Other Assets & Liabilities ........................ 7.5%


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Capital Goods ............................................................. 5.0%
Materials ................................................................. 2.1%
Banks .....................................................................15.5%
Commerical Services & Supplies ............................................ 2.7%
Consumer Services ......................................................... 3.0%
Diversified Financials ....................................................26.5%
Food, Beverage, and Tobacco ............................................... 2.6%
Insurance .................................................................42.6%


TOP 10 HOLDINGS

STOCK                                 SECTOR                             % OF FUND NET ASSETS
---------------------------------------------------------------------------------------------
American Express Co.                  Consumer Finance                          10.81%
Transatlantic Holdings, Inc.          Reinsurance                                8.83%
Moody's Corp.                         Diversified Financial Services             5.41%
American International Group, Inc.    Multi-Line Insurance                       5.32%
Golden West Financial Corp.           Thrifts & Mortgage Finance                 5.31%
Wells Fargo & Co.                     Commercial Banks                           4.90%
Citigroup Inc.                        Diversified Financial Services             4.87%
Tyco International Ltd.               Capital Goods                              4.63%
Cincinnati Financial Corp.            Property & Casualty Insurance              4.57%
Loews Corp.                           Multi-Line Insurance                       4.37%

DAVIS FINANCIAL PORTFOLIO
EXPENSE EXAMPLE (Unaudited)
================================================================================

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/05 to 6/30/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING          ENDING          EXPENSES PAID
                                                          ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
                                                           (01/01/05)        (06/30/05)     (01/01/05-06/30/05)
                                                           ----------        ----------     -------------------
Actual..................................................    $1,000.00        $  973.48             $4.16
Hypothetical (5% annual return before expenses).........    $1,000.00        $1,020.58             $4.26

* Expenses are equal to the Fund's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (92.52%)

   CAPITAL GOODS - (4.63%)
       174,000    Tyco International Ltd. .....................................................  $   5,080,800
                                                                                                 -------------
   COMMERCIAL BANKS - (9.06%)
       150,400    Commerce Bancorp, Inc. ......................................................      4,558,624
        87,300    Wells Fargo & Co. ...........................................................      5,375,934
                                                                                                 -------------
                                                                                                     9,934,558
                                                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES - (2.47%)
        44,000    D&B Corp.*...................................................................      2,712,600
                                                                                                 -------------
   CONSUMER FINANCE - (10.81%)
       222,800    American Express Co. ........................................................     11,859,644
                                                                                                 -------------
   CONSUMER SERVICES - (2.77%)
        52,100    H&R Block, Inc. .............................................................      3,040,035
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (13.65%)
       115,600    Citigroup Inc. ..............................................................      5,344,188
       104,448    JPMorgan Chase & Co. ........................................................      3,689,103
       132,000    Moody's Corp. ...............................................................      5,934,720
                                                                                                 -------------
                                                                                                    14,968,011
                                                                                                 -------------
   FOOD, BEVERAGE, & TOBACCO - (2.41%)
        40,800    Altria Group, Inc. ..........................................................      2,638,128
                                                                                                 -------------
   LIFE & HEALTH INSURANCE - (0.64%)
        25,600    China Life Insurance Co., Ltd., ADR*.........................................        698,880
                                                                                                 -------------
   MATERIALS - (1.96%)
        43,200    Sealed Air Corp.*............................................................      2,150,928
                                                                                                 -------------
   MULTI-LINE INSURANCE - (9.69%)
       100,387    American International Group, Inc. ..........................................      5,832,485
        61,800    Loews Corp. .................................................................      4,789,500
                                                                                                 -------------
                                                                                                    10,621,985
                                                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (17.83%)
             7    Berkshire Hathaway Inc., Class A*............................................        584,500
         1,635    Berkshire Hathaway Inc., Class B*............................................      4,551,023
       126,619    Cincinnati Financial Corp. ..................................................      5,010,947
        44,100    FPIC Insurance Group, Inc.*..................................................      1,289,043
        11,400    Markel Corp.*................................................................      3,864,600
        43,100    Progressive Corp. (Ohio).....................................................      4,258,711
                                                                                                 -------------
                                                                                                    19,558,824
                                                                                                 -------------
   REINSURANCE - (11.29%)
        29,000    Everest Re Group, Ltd. ......................................................      2,697,000
       173,437    Transatlantic Holdings, Inc. ................................................      9,681,253
                                                                                                 -------------
                                                                                                    12,378,253
                                                                                                 -------------

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)

                                                                                                     VALUE
SHARES/PRINCIPAL SECURITY                                                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   THRIFTS & MORTGAGE FINANCE - (5.31%)
        90,400    Golden West Financial Corp. ................................................. $    5,819,952
                                                                                                --------------
                      Total Common Stock - (identified cost $83,940,956).......................   101,462,598
                                                                                                --------------
SHORT TERM INVESTMENTS - (7.36%)

$    2,659,000    Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $2,659,253
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $2,712,180)..............................      2,659,000
     2,847,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $2,847,272
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $2,903,940)..............................      2,847,000
     2,563,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $2,563,244
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $2,614,260)..............................      2,563,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $8,069,000).........      8,069,000
                                                                                                --------------

                  Total Investments - (99.88%) - (identified cost $92,009,956) - (a)...........    109,531,598
                  Other Assets Less Liabilities - (0.12%)......................................        131,933
                                                                                                --------------
                      Net Assets - (100.00%)................................................... $  109,663,531
                                                                                                ==============
* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $92,335,227. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   18,518,837
                  Unrealized depreciation......................................................     (1,322,466)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   17,196,371
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)

================================================================================

ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $92,009,956).....   $ 109,531,598
   Cash..................................................................          40,611
   Receivables:
     Dividends and interest..............................................         141,314
     Capital stock sold..................................................          73,755
   Prepaid expenses......................................................           2,000
                                                                            -------------
          Total assets...................................................     109,789,278
                                                                            -------------
LIABILITIES:
   Payables:
     Capital stock reacquired............................................          38,336
   Accrued expenses......................................................          17,569
   Accrued management fee................................................          69,842
                                                                            -------------
          Total liabilities..............................................         125,747
                                                                            -------------

NET ASSETS...............................................................   $ 109,663,531
                                                                            =============

SHARES OUTSTANDING (NOTE 4)..............................................       8,789,260
                                                                            =============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets (divided by) Shares
        Outstanding)....................................................    $       12.48
                                                                            =============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..................................   $       8,789
   Additional paid-in capital............................................      95,024,049
   Undistributed net investment income...................................         305,194
   Accumulated net realized loss from investments and foreign
        currency transactions............................................      (3,196,143)
   Net unrealized appreciation on investments and foreign currency
        transactions.....................................................      17,521,642
                                                                            -------------
                                                                            $ 109,663,531
                                                                            =============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
================================================================================

INVESTMENT INCOME:
Income:
   Dividends.................................................................     $    661,072
   Interest..................................................................          107,041
                                                                                  ------------
       Total income..........................................................          768,113
                                                                                  ------------
Expenses:
   Management fees (Note 2)..................................................          407,508
   Custodian fees............................................................           18,741
   Transfer agent fees.......................................................            3,545
   Audit fees................................................................            6,000
   Accounting fees (Note 2)..................................................            3,000
   Legal fees................................................................              714
   Reports to shareholders...................................................            8,506
   Directors' fees and expenses..............................................            7,432
   Registration and filing fees..............................................            2,006
   Miscellaneous.............................................................            3,337
                                                                                  ------------
       Total expenses........................................................          460,789
       Expenses paid indirectly (Note 5).....................................              (16)
                                                                                  ------------
       Net expenses..........................................................          460,773
                                                                                  ------------
          Net investment income..............................................          307,340
                                                                                  ------------
REALIZED  AND  UNREALIZED LOSS ON INVESTMENTS:

   Net realized loss from:
       Investment transactions...............................................         (811,991)
       Foreign currency transactions.........................................             (906)
   Net decrease in unrealized appreciation of investments and
       foreign currency transactions.........................................       (2,545,949)
                                                                                  ------------
       Net realized and unrealized loss on investments and foreign currency..       (3,358,846)
                                                                                  ------------
          Net decrease in net assets resulting from operations...............     $ (3,051,506)
                                                                                  ============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          SIX MONTHS ENDED           YEAR ENDED
                                                                            JUNE 30, 2005           DECEMBER 31,
                                                                             (UNAUDITED)                2004
                                                                             -----------                ----
OPERATIONS:
    Net investment income..............................................   $        307,340        $        358,935
    Net realized loss from investment and foreign currency
      transactions.....................................................           (812,897)             (1,009,400)
    Net change in unrealized appreciation  of
      investments and foreign currency transactions....................         (2,545,949)              9,637,834
                                                                          ----------------        ----------------
    Net increase (decrease) in net assets resulting from operations....         (3,051,506)              8,987,369

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................            -                      (364,973)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................          3,441,288              29,472,122
                                                                          ----------------        ----------------
Total increase in net assets...........................................            389,782              38,094,518

NET ASSETS:
    Beginning of period................................................        109,273,749              71,179,231
                                                                          ----------------        ----------------
    End of period *....................................................   $    109,663,531        $    109,273,749
                                                                          ================        ================

        * Including undistributed net investment income (loss) of......   $        305,194        $         (2,146)



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2005, the Fund had approximately $148,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, the Fund had $2,000 of post October 2004 foreign currency losses which were deferred. At June 30, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards of $650,000, $328,000 and $926,000, which expire in 2009, 2011 and 2012, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2005 was $13. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2005 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 were $14,583,038 and $10,675,526, respectively.

NOTE 4 - CAPITAL STOCK

    At June 30, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                        SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2005        DECEMBER 31,
                                                          (UNAUDITED)              2004
                                                          -----------              ----
Shares sold...........................................          854,427            3,238,473
Shares issued in reinvestment of distributions........          -                     28,469
                                                         --------------      ---------------
                                                                854,427            3,266,942
Shares redeemed.......................................         (587,740)            (848,124)
                                                         --------------      ---------------
      Net increase....................................          266,687            2,418,818
                                                         ==============      ===============

Proceeds from shares sold.............................   $   10,740,438      $    39,191,938
Proceeds from shares issued in
    Reinvestment of distributions.....................          -                    364,973
                                                         --------------      ---------------
                                                             10,740,438           39,556,911
Cost of shares redeemed...............................       (7,299,150)         (10,084,789)
                                                         --------------      ---------------
      Net increase....................................   $    3,441,288      $    29,472,122
                                                         ==============      ===============

NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $16 for the six months ended June 30, 2005.

DAVIS FINANCIAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                           SIX MONTHS
                                              ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2005  ------------------------------------------------------------
                                           (UNAUDITED)      2004         2003        2002        2001         2000
                                           -----------      ----         ----        ----        ----         ----
Net Asset Value, Beginning of Period.      $    12.82    $    11.66   $     8.85  $    10.67  $    11.91   $     9.26
                                           ----------    ----------   ----------  ----------  ----------   ----------
Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income..................         0.03          0.04         0.04        0.02        -            0.01
 Net Realized and Unrealized
    Gains (Losses)......................        (0.37)         1.16         2.81       (1.82)      (1.24)        2.84
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total From Investment Operations....        (0.34)         1.20         2.85       (1.80)      (1.24)        2.85

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income...        -             (0.04)       (0.04)      (0.02)       -(3)        (0.01)
 Return of Capital......................        -             -            -           -            -(3)         -(3)
 Distributions from Realized Gains......        -             -            -           -            -           (0.19)
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total Dividends and Distributions...        -             (0.04)       (0.04)      (0.02)       -           (0.20)
                                           ----------    ----------   ----------  ----------  ----------   ----------

Net Asset Value, End of Period..........   $    12.48    $    12.82   $    11.66  $     8.85  $    10.67   $    11.91
                                           ==========    ==========   ==========  ==========  ==========   ==========

Total Return(1).........................        (2.65)%       10.32%       32.15%     (16.84)%    (10.37)%      30.97%
---------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted).   $  109,664      $109,274      $71,179     $31,709     $24,587      $14,770
Ratio of Expenses to Average Net Assets.         0.85%*        0.85%        0.90%       0.99%       1.00%(4)     1.00%(4)
Ratio of Net Investment Income to
    Average Net Assets..................         0.57%*        0.40%        0.48%       0.32%       0.04%        0.18%
Portfolio Turnover Rate(2)..............           11%            6%          10%         23%         24%          26%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04% and 1.55% for 2001 and 2000, respectively.

*   Annualized

SEE NOTES TO FINANCIAL STATEMENTS

SEE NOTES TO FINANCIAL STATEMENTS
DAVIS FINANCIAL PORTFOLIO
FUND INFORMATION
================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

    The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS
================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY
AGREEMENTS

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Davis Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy. The Independent Directors concluded that the willingness of Davis Advisors and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Davis Funds demonstrates a good alignment of interest between Davis Advisors and Davis Fund shareholders.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and
(d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS FINANCIAL PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

The Independent Directors also noted that Davis Advisers provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) responsibility for complying with legal duties, and regulatory obligations; and
(b) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of the various Davis Variable Account Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services.

DAVIS FINANCIAL PORTFOLIO
-------------------------

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor's 500(R) Index, over the longer-term investment horizon, but under-performed the Index over the one-year investment period. Davis Financial Portfolio exceeded the average performance of its peer group, as determined by an independent service provider, over the longer-term investment horizon, but under-performed the average performance of its peer group, over the shorter investment horizon.

The Independent Directors considered the expense ratio for Davis Financial Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

APPROVAL OF ADVISORY ARRANGEMENTS
---------------------------------

After their review of all factors, the Independent Directors determined that the advisory fee for Davis Financial Portfolio is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Financial Portfolio (a fixed fee which was typical for many competitive funds) and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &                12           none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                  12           Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                          (asset management company)
                                                   Return Fund, LLLP; Of                         and Rodney Trust Company
                                                   Counsel to Gordon,                            (Delaware).
                                                   Feinblatt, Rothman,
                                                   Hoffberger and Hollander, LLC
                                                   (law firm).

THOMAS S. GAYNER   Director         director       Executive Vice                   12           none
(born 12/16/61)                     since 2004     President and Chief
                                                   Investment Officer,
                                                   Markel Corporation
                                                   (insurance company).


JERRY D. GEIST     Director         director       Chairman, Santa Fe               12           Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                            (engineering); Chairman,
                                                   (energy project                               Santa Fe Center Enterprises;
                                                   development); Retired                         Investment Committee for
                                                   Chairman and                                  Microgeneration Technology
                                                   President, Public                             Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, Cantrock             12         none
SMITH, JR.                          since 1994     Realty and Mayor,
(born 12/23/32)                                    Incorporated Village
                                                   of Mill Neck, NY.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member          12         none
(born 8/16/35)     Chairman         since 1994     of the Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm); Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                            DAVIS FINANCIAL PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

      DIRECTORS                    OFFICERS
      Wesley E. Bass, Jr.          Jeremy H. Biggs
      Jeremy H. Biggs                  Chairman
      Marc P. Blum                 Christopher C. Davis
      Andrew  A. Davis                 President
      Christopher C. Davis         Andrew A. Davis
      Thomas S. Gayner                 Vice President
      Jerry D. Geist               Kenneth C. Eich
      D. James Guzy                    Executive Vice President &
      G. Bernard Hamilton              Principal Executive Officer
      Robert P. Morgenthau         Sharra L. Reed
      Theodore B. Smith, Jr.           Vice President & Chief Compliance Officer
      Christian R. Sonne           Douglas A. Haines
      Marsha Williams                  Vice President
                                       & Principal Accounting Officer
                                   Thomas D. Tays
                                       Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406 Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS FINANCIAL PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                                            DAVIS ADVISORS
                                            2949 EAST ELVIRA ROAD
                                            SUITE 101
                                            TUCSON, AZ 85706
                                            1-800-279-0279
                                            WWW.DAVISFUNDS.COM



[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

------------------
SEMI-ANNUAL REPORT             JUNE 30, 2005
------------------





                               DAVIS REAL ESTATE PORTFOLIO
                               (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)






















               [DAVIS FUNDS LOGO]
    OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS


Management's Discussion and Analysis....................................2


Fund Overview...........................................................5


Expense Example.........................................................6


Schedule of Investments.................................................7


Statement of Assets and Liabilities....................................10


Statement of Operations................................................11


Statements of Changes in Net Assets....................................12


Notes to Financial Statements..........................................13


Financial Highlights...................................................16


Fund Information.......................................................17


Director Approval of Advisory Agreements...............................18


Directors and Officers.................................................20

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 3.96% for the six-month period ended June 30, 2005(2), compared with a return of 6.79% for the Dow Jones Wilshire Real Estate Securities Index(1).

The sector contributing(3) the most to the Portfolio's six-month performance was office property REITs. The Portfolio had more invested in office property REITs than in any other sector. The specific office property REITs that the Portfolio owned did not perform as well as the office property REITs included in the Dow Jones Wilshire Real Estate Securities Index, which reduced performance relative to the Index. Kilroy Realty(4), SL Green Realty, and CarrAmerica Realty, were each among the top contributors to the Portfolio's performance. Parkway Properties and Arden Realty were both among the top detractors from performance. The Portfolio no longer owns Parkway Properties.

The sector detracting the most from the Portfolio's six-month performance was warehouse and industrial REITs. Catellus Development was among the top contributors to performance. Centerpoint Properties and Prologis were both among the top detractors from performance.

Regional mall REITs turned in a strong six-month performance. While this sector represents a large portion of the Index, the Portfolio invested a smaller portion of its assets in this sector. Among the Portfolio's regional mall REITs, General Growth Properties was among the top contributors to the Portfolio's performance and Mills Corp. was among the top detractors from the Portfolio's performance.

Diversified REITs represented a significant proportion of Portfolio assets. These companies turned in mixed performance. Capital Automotive and Vornado Realty Trust were both among the top contributors to performance, while Duke Realty and iStar Financial were both among the top detractors from performance.

Individual companies making important contributions to the Portfolio's six-month performance included Forest City, a real estate operations and development company; and Gramercy Capital, a mortgage REIT. Individual companies detracting from the Portfolio's six-month performance included Plum Creek Timber, a forestry REIT; and Starwood Hotels & Resorts, a hotels & lodging company. The Portfolio no longer owns Plum Creek Timber or Starwood Hotels & Resorts.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2005.


-------------------------------- ----------------- ---------------- -------------------
                                                                         INCEPTION
PORTFOLIO NAME                        1-YEAR           5-YEAR         (July 1, 1999)
-------------------------------- ----------------- ---------------- -------------------
Davis Real Estate Portfolio           30.12%           18.34%             15.15%
-------------------------------- ----------------- ---------------- -------------------


Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO
FUND OVERVIEW
At June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
[PIE CHART OMITTED]


Short Term Investments,
  Preferred Stocks, Other
  Assets & Liabilities                 5.5%
Common Stocks                         94.5%


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
[PIE CHART OMITTED]



Regional Mall REITS                    8.7%
Real Estate Operations/Development     8.1%
Health Care REITS                      2.0%
Apartment REITS                       10.8%
Diversified REITS                     15.1%
Residential/Commercial Building        1.1%
Office Property REITS                 25.8%
Shopping Center REITS                 13.2%
Mortgage REITS                         1.7%
Warehouse & Industrial REITS          13.5%

TOP 10 HOLDINGS
STOCK                                                SECTOR                            % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Warehouse & Industrial REITS              6.38%
SL Green Realty Corp.                                Office Property REITS                     4.20%
Forest City Enterprises, Inc., Class A               Real Estate Operations/Development        3.86%
Vornado Realty Trust                                 Diversified REITS                         3.81%
ProLogis                                             Warehouse & Industrial REITS              3.73%
General Growth Properties, Inc.                      Regional Mall REITS                       3.68%
Capital Automotive REIT                              Diversified REITS                         3.67%
Developers Diversified Realty Corp.                  Shopping Center REITS                     3.61%
Alexandria Real Estate Equities, Inc.                Office Property REITS                     3.40%
Cousins Properties, Inc.                             Diversified REITS                         3.18%

DAVIS REAL ESTATE PORTFOLIO
EXPENSE EXAMPLE (Unaudited)
================================================================================

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/05 to 06/30/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                BEGINNING         ENDING
                                                                 ACCOUNT          ACCOUNT            EXPENSES PAID
                                                                  VALUE            VALUE            DURING PERIOD*
                                                               (01/01/05)        (06/30/05)       (01/01/05-06/30/05)
                                                             ---------------   -------------     ----------------------
  Actual...............................................         $1,000.00        $1,039.59               $4.40
  Hypothetical (5% annual return before expenses)......         $1,000.00        $1,020.48               $4.36


* Expenses are equal to the Fund's annualized expense ratio (0.87%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)


                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
===============================================================================================================
COMMON STOCK - (94.53%)

   APARTMENT REITS - (10.08%)
         3,500    American Campus Communities, Inc. ...........................................  $      79,380
        32,700    Archstone-Smith Trust........................................................      1,262,874
        21,700    Camden Property Trust........................................................      1,166,375
        22,900    Essex Property Trust, Inc. ..................................................      1,902,074
        76,400    United Dominion Realty Trust, Inc. ..........................................      1,837,420
                                                                                                 -------------
                                                                                                     6,248,123
                                                                                                 -------------
   DIVERSIFIED REITS - (14.27%)
        59,700    Capital Automotive REIT......................................................      2,276,660
        66,600    Cousins Properties, Inc. ....................................................      1,970,028
        51,800    Duke Realty Corp. ...........................................................      1,639,988
        14,300    iStar Financial Inc. ........................................................        594,737
        29,331    Vornado Realty Trust.........................................................      2,358,212
                                                                                                 -------------
                                                                                                     8,839,625
                                                                                                 -------------
   HEALTH CARE REITS - (1.91%)
        39,200    Ventas, Inc. ................................................................      1,183,840
                                                                                                 -------------
   MORTGAGE REITS - (1.58%)
        40,100    Gramercy Capital Corp. ......................................................        980,846
                                                                                                 -------------
   OFFICE PROPERTY REITS - (24.47%)
        28,700    Alexandria Real Estate Equities, Inc. .......................................      2,108,015
        41,100    Arden Realty, Inc. ..........................................................      1,478,778
        25,800    Boston Properties, Inc. .....................................................      1,806,000
        47,500    Brandywine Realty Trust......................................................      1,455,875
        47,000    CarrAmerica Realty Corp. ....................................................      1,700,460
        20,700    Columbia Equity Trust, Inc.*.................................................        317,745
        62,400    Corporate Office Properties Trust............................................      1,837,680
        39,000    Kilroy Realty Corp. .........................................................      1,852,110
        40,370    SL Green Realty Corp. .......................................................      2,603,865
                                                                                                 -------------
                                                                                                    15,160,528
                                                                                                 -------------
   REAL ESTATE OPERATIONS/DEVELOPMENT - (7.70%)
       133,500    Brixton PLC..................................................................        852,122
         6,400    Derwent Valley Holdings PLC..................................................        136,456
        33,700    Forest City Enterprises, Inc., Class A.......................................      2,392,700
        18,300    Hammerson PLC................................................................        291,650
        46,000    Liberty International PLC....................................................        798,220
        32,000    Slough Estates PLC...........................................................        298,999
                                                                                                 -------------
                                                                                                     4,770,147
                                                                                                 -------------

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)


                                                                                                       VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REGIONAL MALL REITS - (8.26%)
        55,442    General Growth Properties, Inc. .............................................  $   2,278,112
        24,600    Mills Corp. .................................................................      1,495,434
        18,500    Simon Property Group, Inc. ..................................................      1,341,065
                                                                                                 -------------
                                                                                                     5,114,611
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.00%)
        19,300    WCI Communities, Inc.*.......................................................        618,179
                                                                                                 -------------
   SHOPPING CENTER REITS - (12.47%)
        48,625    Developers Diversified Realty Corp. .........................................      2,234,805
        31,400    Kimco Realty Corp. ..........................................................      1,849,774
        26,700    Pan Pacific Retail Properties, Inc. .........................................      1,772,346
        32,700    Regency Centers Corp. .......................................................      1,870,440
                                                                                                 -------------
                                                                                                     7,727,365
                                                                                                 -------------
   WAREHOUSE & INDUSTRIAL REITS - (12.79%)
        50,566    Catellus Development Corp. ..................................................      1,658,565
        93,500    Centerpoint Properties Trust.................................................      3,955,050
        57,400    ProLogis.....................................................................      2,309,776
                                                                                                 -------------
                                                                                                     7,923,391
                                                                                                 -------------

                           Total Common Stock - (identified cost $42,963,832)..................     58,566,655
                                                                                                 -------------

PREFERRED STOCK - (0.22%)

   APARTMENT REITS - (0.22%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         82,500
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         42,616
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         10,512
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $113,921)..................        135,628
                                                                                                 -------------

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
June 30, 2005 (Unaudited)


                                                                                                       VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.84%)

$      989,000    Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $989,094
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $1,008,780)..............................  $     989,000
     1,060,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                     07/01/05, dated 06/30/05, repurchase value of $1,060,101
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $1,081,200)...............................     1,060,000
       954,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                     07/01/05, dated 06/30/05, repurchase value of $954,091
                     (collateralized by: U.S. Government agency obligations in a pooled
                     cash account, total market value $973,080).................................       954,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $3,003,000).........      3,003,000
                                                                                                 -------------

                  Total Investments - (99.59%) - (identified cost $46,080,753) - (a)...........     61,705,283
                  Other Assets Less Liabilities - (0.41%)......................................        252,242
                                                                                                 -------------
                      Net Assets - (100.00%)...................................................  $  61,957,525
                                                                                                 =============

   *Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $46,084,588. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  15,642,699
                  Unrealized depreciation......................................................        (22,004)
                                                                                                 -------------
                      Net unrealized appreciation..............................................  $  15,620,695
                                                                                                 =============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)

================================================================================

ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $46,080,753).................................      $    61,705,283
   Cash..............................................................................................              156,629
   Receivables:
     Dividends and interest..........................................................................              226,053
     Capital stock sold..............................................................................                1,993
     Investment securities sold......................................................................              464,906
   Prepaid expenses..................................................................................                  905
                                                                                                           ---------------
          Total assets...............................................................................           62,555,769
                                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired........................................................................              154,128
     Investment securities purchased.................................................................              389,395
   Accrued expenses..................................................................................               15,813
   Accrued management fee............................................................................               38,908
                                                                                                           ---------------
          Total liabilities..........................................................................              598,244
                                                                                                           ---------------

NET ASSETS ..........................................................................................      $    61,957,525
                                                                                                           ===============

SHARES OUTSTANDING (NOTE 4)..........................................................................            3,572,282
                                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets (divided by) Shares Outstanding).........................          $     17.34
                                                                                                               ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..............................................................      $         3,572
   Additional paid-in capital........................................................................           43,413,787
   Undistributed net investment income...............................................................              507,424
   Accumulated net realized gains from investments and foreign currency transactions.................            2,408,411
   Net unrealized appreciation on investments and foreign currency transactions......................           15,624,331
                                                                                                           ---------------
                                                                                                           $    61,957,525
                                                                                                           ===============




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)
================================================================================


INVESTMENT INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $3,356)........................................      $     1,087,882
   Interest......................................................................................               60,392
                                                                                                       ---------------
       Total income..............................................................................            1,148,274
                                                                                                       ---------------
Expenses:
   Management fees (Note 2)......................................................................              214,448
   Custodian fees................................................................................               13,663
   Transfer agent fees...........................................................................                3,299
   Audit fees....................................................................................                6,000
   Accounting fees (Note 2)......................................................................                3,000
   Legal fees....................................................................................                  352
   Reports to shareholders.......................................................................                  450
   Directors' fees and expenses..................................................................                3,695
   Registration and filing fees..................................................................                  874
   Miscellaneous.................................................................................                2,568
                                                                                                       ---------------
       Total expenses............................................................................              248,349
       Expenses paid indirectly (Note 5).........................................................                  (20)
                                                                                                       ---------------
       Net expenses..............................................................................              248,329
                                                                                                       ---------------
          Net investment income..................................................................              899,945
                                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain from:
       Investment transactions...................................................................            1,560,426
       Foreign currency transactions.............................................................                  545
   Net decrease in unrealized appreciation of investments and foreign
       currency transactions....................................................................              (105,304)
                                                                                                       ---------------
       Net realized and unrealized gain on investments and foreign currency......................            1,455,667
                                                                                                       ---------------
          Net increase in net assets resulting from operations...................................      $     2,355,612
                                                                                                       ===============




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================



                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                            JUNE 30, 2005             DECEMBER 31,
                                                                             (UNAUDITED)                 2004
                                                                              ---------                  ----
OPERATIONS:
    Net investment income..............................................   $        899,945        $      1,016,323
    Net realized gain from investment and foreign currency
      transactions.....................................................          1,560,971               3,277,505
    Net increase (decrease) in unrealized appreciation of
      investments and foreign currency transactions....................           (105,304)              9,199,069
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............          2,355,612              13,492,897

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................           (392,521)             (1,497,449)
    Realized gains from investment transactions........................              -                  (1,939,529)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................          1,715,816              12,559,434
                                                                          ----------------        ----------------

Total increase in net assets...........................................          3,678,907              22,615,353

NET ASSETS:
    Beginning of period................................................         58,278,618              35,663,265
                                                                          ----------------        ----------------
    End of period*.....................................................   $     61,957,525        $     58,278,618
                                                                          ================        ================

      *Including undistributed net investment income of................   $        507,424                 -


















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2005 was $13. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2005 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 were $9,812,212 and $4,949,660, respectively.

NOTE 4 - CAPITAL STOCK

    At June 30, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2005                      DECEMBER 31,
                                                                   (UNAUDITED)                            2004
                                                                   -----------                            ----
Shares sold...............................................                580,245                          1,356,048
Shares issued in reinvestment of distributions............                 25,489                            215,308
                                                                 ----------------                   ----------------
                                                                          605,734                          1,571,356
Shares redeemed...........................................               (501,703)                          (751,119)
                                                                 ----------------                   ----------------
      Net increase........................................                104,031                            820,237
                                                                 ================                   ================

Proceeds from shares sold.................................       $      9,433,106                   $     19,825,910
Proceeds from shares issued in
    reinvestment of distributions.........................                392,521                          3,436,978
                                                                 ----------------                   ----------------
                                                                        9,825,627                         23,262,888
Cost of shares redeemed...................................             (8,109,811)                       (10,703,454)
                                                                 ----------------                   ----------------
      Net increase........................................       $      1,715,816                   $     12,559,434
                                                                 ================                   ================


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $20 for the six months ended June 30, 2005.

DAVIS REAL ESTATE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:



                                           SIX MONTHS
                                              ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2005   ---------------------------------------- -----------------
                                           (UNAUDITED)       2004         2003        2002        2001         2000
                                           -----------       ----         ----        ----        ----         ----
Net Asset Value, Beginning of Period.      $    16.80    $    13.47   $    10.49  $    10.35  $    10.38   $     8.71
                                           ----------    ----------   ----------  ----------  ----------   ----------

Income From Investment Operations
 Net Investment Income..................         0.25          0.34         0.44        0.36        0.36         0.33
 Net Realized and Unrealized
    Gains...............................         0.40          4.07         3.34        0.25        0.19         1.67
                                           ----------    ----------    ----------  ----------  ----------   ---------
    Total From Investment Operations....         0.65          4.41         3.78        0.61        0.55         2.00

Dividends and Distributions
 Dividends from Net Investment Income...        (0.11)        (0.48)       (0.55)      (0.36)      (0.36)       (0.33)
 Return of Capital......................          -             -            -         (0.11)      (0.07)         -
 Distributions from Realized Gains......                      (0.60)       (0.25)        -         (0.11)         -
 Distributions in Excess of Net
    Investment Income...................          -             -            -           -         (0.04)         -
                                           ----------    ----------    ----------  ----------  ----------   ---------
    Total Dividends and Distributions...        (0.11)        (1.08)       (0.80)      (0.47)      (0.58)       (0.33)
                                           ----------    ----------    ----------  ----------  ----------   ---------

Net Asset Value, End of Period..........   $    17.34    $    16.80   $    13.47  $    10.49  $    10.35   $    10.38
                                           ==========    ==========   ==========  ==========  ==========   ==========

Total Return(1).........................         3.96%        33.35%       36.79%       5.89%       5.50%       23.33%
------------

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).      $61,958       $58,279      $35,663     $18,806     $10,029       $4,853
Ratio of Expenses to Average Net Assets.         0.87%*        0.89%        0.98%    1.00%(3)    1.00%(3)   1.07%(3,4)
Ratio of Net Investment Income to                3.15%*        2.30%        3.74%       3.54%       3.70%        4.31%
    Average Net Assets..................
Portfolio Turnover Rate(2) .............            9%           32%          22%         52%         45%          16%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, and 3.15%, for 2002, 2001, and 2000, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000.

*   Annualized



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
FUND INFORMATION
================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

    The Fund files the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS
================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE ADVISORY
AGREEMENTS

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Davis Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy. The Independent Directors concluded that the willingness of Davis Advisors and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Davis Funds demonstrates a good alignment of interest between Davis Advisors and Davis Fund shareholders.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the long-term (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and
(d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS REAL ESTATE PORTFOLIO
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

The Independent Directors also noted that Davis Advisers provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) responsibility for complying with legal duties, and regulatory obligations; and
(b) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of the various Davis Variable Account Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services.

DAVIS REAL ESTATE PORTFOLIO
---------------------------

The Independent Directors noted that Davis Real Estate Portfolio out-performed its benchmark, the Dow Jones Wilshire Real Estate Index, over the 3-year investment horizon, but under-performed the index over the 1 and 5-year investment horizons. Davis Real Estate Portfolio exceeded or equaled the average performance of its peer group, as determined by an independent service provider, over the shorter investment horizon, but trailed the peer group over the 5-year investment horizon. The Fund also had strong absolute performance over all reviewed periods.

The Independent Directors considered the expense ratio for Davis Real Estate Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

APPROVAL OF ADVISORY ARRANGEMENTS
---------------------------------

After their review of all factors, the Independent Directors determined that the advisory fee for Davis Real Estate Portfolio is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Real Estate Portfolio (a fixed fee which was typical for many competitive funds) and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).



                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware).
                                                   Feinblatt, Rothman,
                                                   Hoffberger and Hollander, LLC
                                                   (law firm).

THOMAS S. GAYNER   Director         director       Executive Vice                 12         none
(born 12/16/61)                     since 2004     President and Chief
                                                   Investment Officer,
                                                   Markel Corporation
                                                   (insurance company).


JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Chairman,
                                                   (energy project                           Santa Fe Center Enterprises;
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.


DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, Cantrock             12         none
SMITH, JR.                          since 1994     Realty and Mayor,
(born 12/23/32)                                    Incorporated Village
                                                   of Mill Neck, NY.



DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member          12         none
(born 8/16/35)     Chairman         since 1994     of the Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm); Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.


DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS REAL ESTATE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================
     DIRECTORS                   OFFICERS
     Wesley E. Bass, Jr.         Jeremy H. Biggs
     Jeremy H. Biggs                 Chairman
     Marc P. Blum                Andrew A. Davis
     Andrew  A. Davis                President
     Christopher C. Davis        Christopher C. Davis
     Thomas S. Gayner                Vice President
     Jerry D. Geist              Kenneth C. Eich
     D. James Guzy                   Executive Vice President
     G. Bernard Hamilton             & Principal Executive Officer
     Robert P. Morgenthau        Sharra L. Reed
     Theodore B. Smith, Jr.          Vice President & Chief Compliance Officer
     Christian R. Sonne          Douglas A. Haines
     Marsha Williams                 Vice President
                                     & Principal Accounting Officer
                                 Thomas D. Tays
                                     Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS REAL ESTATE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT DAVIS VARIABLE ACCOUNT FUNDS (INCLUDING DAVIS REAL ESTATE PORTFOLIO) PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE DAVIS VARIABLE ACCOUNT FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                                      DAVIS ADVISORS
                                      2949 EAST ELVIRA ROAD
                                      SUITE 101
                                      TUCSON, AZ 85706
                                      1-800-279-0279
                                      WWW.DAVISFUNDS.COM





















          [DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Schedule of Investments - Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9. Purchase of Equity Securities by Closed-End Mangement Investment Company and Affiliated Purchases - Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 12. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 23, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  August 23, 2005